UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:      811-07175

Name of Registrant:    Vanguard Tax-Managed Funds

Address of Registrant:

P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end:   December 31

Date of reporting period:   March 31, 2010

Item 1: Schedule of Investments

Vanguard Tax-Managed Growth and Income Fund

Schedule of Investments
As of March 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (10.1%)
McDonald's Corp.	227,347	15,169
Walt Disney Co.	409,812	14,307
Home Depot Inc.	359,028	11,615
Comcast Corp. Class A	565,646	10,645
* Amazon.com Inc.	72,345	9,819
* Ford Motor Co.	711,722	8,946
Target Corp.	158,836	8,355
Time Warner Inc.	243,123	7,602
Lowe's Cos. Inc.	310,745	7,532
News Corp. Class A	475,754	6,856
* DIRECTV Class A	197,664	6,683
NIKE Inc. Class B	82,374	6,055
Johnson Controls Inc.	141,822	4,679
* Viacom Inc. Class B	128,303	4,411
Time Warner Cable Inc.	74,414	3,967
* Starbucks Corp.	156,826	3,806
Yum! Brands Inc.	99,184	3,802
TJX Cos. Inc.	88,621	3,768
Staples Inc.	154,060	3,604
Carnival Corp.	91,640	3,563
* Kohl's Corp.	64,713	3,545
Best Buy Co. Inc.	72,378	3,079
Coach Inc.	66,263	2,619
Omnicom Group Inc.	65,575	2,545
* priceline.com Inc.	9,613	2,451
* Bed Bath & Beyond Inc.	55,264	2,418
McGraw-Hill Cos. Inc.	66,869	2,384
Gap Inc.	100,410	2,321
* Discovery Communications Inc. Class A	60,000	2,027
CBS Corp. Class B	143,528	2,001
Macy's Inc.	89,086	1,939
Stanley Black & Decker Inc.	33,311	1,912
Starwood Hotels & Resorts Worldwide Inc.	39,411	1,838
Mattel Inc.	76,546	1,741
Marriott International Inc. Class A	53,658	1,691
* Apollo Group Inc. Class A	27,205	1,667
JC Penney Co. Inc.	49,775	1,601
Fortune Brands Inc.	32,020	1,553
VF Corp.	18,642	1,494
Nordstrom Inc.	34,936	1,427
Genuine Parts Co.	33,498	1,415
Ross Stores Inc.	26,143	1,398
Ltd Brands Inc.	56,368	1,388
Harley-Davidson Inc.	49,427	1,387
Whirlpool Corp.	15,778	1,377
Sherwin-Williams Co.	19,454	1,317
Darden Restaurants Inc.	29,511	1,314
H&R Block Inc.	71,283	1,269
Tiffany & Co.	26,403	1,254

* O'Reilly Automotive Inc.	28,968	1,208
International Game Technology	62,478	1,153
Expedia Inc.	44,926	1,121
* Sears Holdings Corp.	10,288	1,116
Wynn Resorts Ltd.	14,593	1,107
* AutoZone Inc.	6,182	1,070
Family Dollar Stores Inc.	29,156	1,067
* Urban Outfitters Inc.	27,540	1,047
Polo Ralph Lauren Corp. Class A	12,035	1,023
Hasbro Inc.	25,905	992
Wyndham Worldwide Corp.	37,896	975
Newell Rubbermaid Inc.	58,989	897
* Interpublic Group of Cos. Inc.	103,309	860
DeVry Inc.	13,089	853
Abercrombie & Fitch Co.	18,628	850
Scripps Networks Interactive Inc. Class A	18,981	842
Gannett Co. Inc.	50,225	830
* GameStop Corp. Class A	34,721	761
* Pulte Group Inc.	67,007	754
DR Horton Inc.	58,555	738
* Harman International Industries Inc.	14,581	682
Leggett & Platt Inc.	31,281	677
* Goodyear Tire & Rubber Co.	51,343	649
* Big Lots Inc.	17,656	643
Comcast Corp.	33,914	609
RadioShack Corp.	26,356	596
Lennar Corp. Class A	34,069	586
Washington Post Co. Class B	1,280	569
* Office Depot Inc.	57,697	460
* AutoNation Inc.	18,949	343
* Eastman Kodak Co.	57,336	332
* New York Times Co. Class A	24,762	276
Meredith Corp.	7,825	269
		225,511
Consumer Staples (11.2%)
Procter & Gamble Co.	613,380	38,809
Coca-Cola Co.	486,788	26,773
Wal-Mart Stores Inc.	450,569	25,052
PepsiCo Inc.	345,047	22,828
Philip Morris International Inc.	397,414	20,729
Kraft Foods Inc.	366,948	11,097
CVS Caremark Corp.	293,753	10,740
Altria Group Inc.	439,242	9,013
Colgate-Palmolive Co.	104,341	8,896
Walgreen Co.	208,228	7,723
Costco Wholesale Corp.	92,875	5,546
Kimberly-Clark Corp.	87,854	5,524
General Mills Inc.	69,607	4,927
Archer-Daniels-Midland Co.	135,824	3,925
Sysco Corp.	125,370	3,698
Avon Products Inc.	90,343	3,060
HJ Heinz Co.	66,876	3,050
Kroger Co.	137,377	2,976
Kellogg Co.	53,893	2,879
Lorillard Inc.	32,756	2,465
ConAgra Foods Inc.	93,847	2,353
Mead Johnson Nutrition Co.	43,312	2,254

Sara Lee Corp.	147,028	2,048
Safeway Inc.	82,310	2,046
Reynolds American Inc.	35,700	1,927
Clorox Co.	29,728	1,907
Dr Pepper Snapple Group Inc.	53,718	1,889
Coca-Cola Enterprises Inc.	67,260	1,860
Estee Lauder Cos. Inc. Class A	24,957	1,619
JM Smucker Co.	25,128	1,514
Hershey Co.	35,135	1,504
Molson Coors Brewing Co. Class B	33,610	1,414
Campbell Soup Co.	39,822	1,408
Brown-Forman Corp. Class B	22,950	1,364
* Whole Foods Market Inc.	35,856	1,296
Tyson Foods Inc. Class A	64,231	1,230
McCormick & Co. Inc.	27,643	1,060
SUPERVALU Inc.	44,946	750
* Constellation Brands Inc. Class A	42,215	694
Hormel Foods Corp.	14,700	618
* Dean Foods Co.	38,100	598
		251,063
Energy (10.9%)
Exxon Mobil Corp.	997,135	66,788
Chevron Corp.	424,134	32,162
ConocoPhillips	313,986	16,067
Schlumberger Ltd.	252,836	16,045
Occidental Petroleum Corp.	171,520	14,500
Anadarko Petroleum Corp.	103,988	7,573
Apache Corp.	71,052	7,212
Devon Energy Corp.	94,478	6,087
XTO Energy Inc.	123,328	5,819
Halliburton Co.	191,321	5,765
EOG Resources Inc.	53,329	4,956
Marathon Oil Corp.	149,648	4,735
Hess Corp.	61,511	3,848
National Oilwell Varco Inc.	88,316	3,584
Chesapeake Energy Corp.	137,635	3,254
Baker Hughes Inc.	65,873	3,086
Spectra Energy Corp.	136,771	3,081
* Southwestern Energy Co.	73,053	2,975
Williams Cos. Inc.	123,455	2,852
Noble Energy Inc.	36,805	2,687
Peabody Energy Corp.	56,920	2,601
Valero Energy Corp.	119,660	2,357
Murphy Oil Corp.	40,366	2,268
Smith International Inc.	52,586	2,252
* Cameron International Corp.	51,775	2,219
Consol Energy Inc.	46,489	1,983
* FMC Technologies Inc.	25,678	1,660
El Paso Corp.	147,920	1,603
Range Resources Corp.	33,486	1,569
* Denbury Resources Inc.	83,592	1,410
Pioneer Natural Resources Co.	24,370	1,373
BJ Services Co.	61,865	1,324
Diamond Offshore Drilling Inc.	14,611	1,298
* Nabors Industries Ltd.	60,306	1,184
Massey Energy Co.	20,184	1,055
Helmerich & Payne Inc.	22,287	849

Cabot Oil & Gas Corp.	21,969	808
Sunoco Inc.	24,688	733
* Rowan Cos. Inc.	23,986	698
Tesoro Corp.	30,084	418
		242,738
Financials (16.5%)
Bank of America Corp.	2,118,778	37,820
JPMorgan Chase & Co.	839,021	37,546
Wells Fargo & Co.	1,094,099	34,048
* Berkshire Hathaway Inc. Class B	314,970	25,598
Goldman Sachs Group Inc.	111,104	18,958
* Citigroup Inc.	4,149,554	16,806
US Bancorp	404,221	10,461
American Express Co.	252,845	10,432
Morgan Stanley	295,150	8,645
Bank of New York Mellon Corp.	255,423	7,888
MetLife Inc.	172,952	7,496
PNC Financial Services Group Inc.	109,280	6,524
Prudential Financial Inc.	98,101	5,935
Travelers Cos. Inc.	108,489	5,852
Aflac Inc.	99,039	5,377
Simon Property Group Inc.	61,282	5,142
State Street Corp.	104,760	4,729
BB&T Corp.	145,783	4,722
CME Group Inc.	14,062	4,445
Capital One Financial Corp.	96,186	3,983
Charles Schwab Corp.	206,544	3,860
Allstate Corp.	113,376	3,663
Chubb Corp.	69,276	3,592
Franklin Resources Inc.	31,326	3,474
T Rowe Price Group Inc.	54,670	3,003
Northern Trust Corp.	51,148	2,826
SunTrust Banks Inc.	105,499	2,826
* Berkshire Hathaway Inc. Class A	23	2,801
Loews Corp.	74,883	2,792
Marsh & McLennan Cos. Inc.	112,300	2,742
Progressive Corp.	142,093	2,713
Hartford Financial Services Group Inc.	93,829	2,667
Public Storage	28,589	2,630
Vornado Realty Trust	33,257	2,518
Ameriprise Financial Inc.	54,042	2,451
AON Corp.	56,539	2,415
Equity Residential	59,495	2,329
Fifth Third Bancorp	167,719	2,279
Boston Properties Inc.	29,383	2,217
HCP Inc.	62,040	2,047
Host Hotels & Resorts Inc.	138,442	2,028
Invesco Ltd.	90,816	1,990
Regions Financial Corp.	251,813	1,977
Principal Financial Group Inc.	67,518	1,972
Lincoln National Corp.	64,025	1,966
* Genworth Financial Inc. Class A	103,434	1,897
* IntercontinentalExchange Inc.	15,514	1,740
Unum Group	70,125	1,737
Discover Financial Services	114,978	1,713
NYSE Euronext	55,337	1,639
Ventas Inc.	33,058	1,570

AvalonBay Communities Inc.	17,143	1,480
KeyCorp	185,860	1,440
Hudson City Bancorp Inc.	100,598	1,425
Comerica Inc.	36,793	1,400
M&T Bank Corp.	17,609	1,398
XL Capital Ltd. Class A	72,226	1,365
Kimco Realty Corp.	86,023	1,345
Plum Creek Timber Co. Inc.	34,415	1,339
ProLogis	99,926	1,319
* SLM Corp.	102,904	1,288
Moody's Corp.	41,540	1,236
People's United Financial Inc.	78,332	1,225
Health Care REIT Inc.	26,092	1,180
Cincinnati Financial Corp.	34,595	1,000
* Leucadia National Corp.	40,294	1,000
Legg Mason Inc.	34,536	990
* American International Group Inc.	28,572	975
Torchmark Corp.	17,466	935
* CB Richard Ellis Group Inc. Class A	57,221	907
Marshall & Ilsley Corp.	111,908	901
Assurant Inc.	24,809	853
Huntington Bancshares Inc.	151,823	815
Zions Bancorporation	31,940	697
* First Horizon National Corp.	47,671	670
* NASDAQ OMX Group Inc.	31,195	659
* E*Trade Financial Corp.	338,391	558
Janus Capital Group Inc.	38,289	547
Federated Investors Inc. Class B	18,895	498
Apartment Investment & Management Co.	24,892	458
		368,384
Health Care (12.1%)
Johnson & Johnson	581,169	37,892
Pfizer Inc.	1,704,426	29,231
Merck & Co. Inc.	657,885	24,572
Abbott Laboratories	328,043	17,281
* Amgen Inc.	206,795	12,358
Medtronic Inc.	233,246	10,503
Bristol-Myers Squibb Co.	361,880	9,662
* Gilead Sciences Inc.	190,724	8,674
UnitedHealth Group Inc.	244,327	7,982
Eli Lilly & Co.	214,485	7,769
Baxter International Inc.	127,221	7,404
* Medco Health Solutions Inc.	97,975	6,325
* WellPoint Inc.	93,715	6,033
* Celgene Corp.	97,142	6,019
* Express Scripts Inc.	58,136	5,916
* Thermo Fisher Scientific Inc.	86,517	4,450
Allergan Inc.	64,948	4,242
Becton Dickinson and Co.	49,738	3,916
McKesson Corp.	56,935	3,742
Stryker Corp.	59,568	3,408
* Biogen Idec Inc.	56,860	3,262
Aetna Inc.	91,178	3,201
* Genzyme Corp.	56,232	2,915
* Intuitive Surgical Inc.	8,217	2,861
* St. Jude Medical Inc.	68,908	2,829
Cardinal Health Inc.	76,359	2,751

* Zimmer Holdings Inc.	44,918	2,659
* Boston Scientific Corp.	319,316	2,305
CIGNA Corp.	57,920	2,119
* Forest Laboratories Inc.	63,927	2,005
* Life Technologies Corp.	38,082	1,991
* Hospira Inc.	34,454	1,952
Quest Diagnostics Inc.	31,774	1,852
CR Bard Inc.	20,134	1,744
AmerisourceBergen Corp. Class A	59,824	1,730
* Laboratory Corp. of America Holdings	22,168	1,678
* Humana Inc.	35,862	1,677
* Mylan Inc.	64,619	1,468
* Varian Medical Systems Inc.	26,149	1,447
* DaVita Inc.	21,713	1,377
* Waters Corp.	19,758	1,334
* Millipore Corp.	11,834	1,250
DENTSPLY International Inc.	31,153	1,086
* Cephalon Inc.	15,832	1,073
* CareFusion Corp.	37,389	988
* Watson Pharmaceuticals Inc.	22,577	943
* Coventry Health Care Inc.	31,380	776
Patterson Cos. Inc.	19,940	619
* King Pharmaceuticals Inc.	52,452	617
PerkinElmer Inc.	24,637	589
* Tenet Healthcare Corp.	91,117	521
		270,998
Industrials (10.5%)
General Electric Co.	2,253,409	41,012
United Technologies Corp.	197,707	14,553
United Parcel Service Inc. Class B	209,591	13,500
3M Co.	150,350	12,565
Boeing Co.	159,846	11,606
Caterpillar Inc.	132,046	8,299
Emerson Electric Co.	158,814	7,995
Union Pacific Corp.	106,747	7,824
Honeywell International Inc.	161,468	7,310
General Dynamics Corp.	81,544	6,295
FedEx Corp.	65,997	6,164
Lockheed Martin Corp.	66,604	5,543
Deere & Co.	89,420	5,317
Raytheon Co.	77,795	4,444
Danaher Corp.	55,344	4,422
Norfolk Southern Corp.	78,006	4,360
Northrop Grumman Corp.	63,870	4,188
CSX Corp.	82,269	4,187
Illinois Tool Works Inc.	81,672	3,868
Precision Castparts Corp.	29,865	3,784
Waste Management Inc.	102,434	3,527
PACCAR Inc.	77,039	3,339
Eaton Corp.	34,879	2,643
Cummins Inc.	42,544	2,636
L-3 Communications Holdings Inc.	24,377	2,234
Parker Hannifin Corp.	33,990	2,200
Rockwell Collins Inc.	33,314	2,085
Southwest Airlines Co.	157,236	2,079
ITT Corp.	38,602	2,069
Republic Services Inc. Class A	68,456	1,987

CH Robinson Worldwide Inc.	35,112	1,961
Goodrich Corp.	26,368	1,859
Dover Corp.	39,306	1,837
Fluor Corp.	37,890	1,762
Rockwell Automation Inc.	30,103	1,697
Expeditors International of Washington Inc.	44,723	1,651
WW Grainger Inc.	12,963	1,402
Fastenal Co.	27,741	1,331
Flowserve Corp.	11,768	1,298
* First Solar Inc.	10,233	1,255
Textron Inc.	57,408	1,219
* Jacobs Engineering Group Inc.	26,445	1,195
Masco Corp.	75,619	1,174
Roper Industries Inc.	19,740	1,142
Pitney Bowes Inc.	43,981	1,075
Iron Mountain Inc.	38,455	1,054
Pall Corp.	24,795	1,004
* Stericycle Inc.	17,964	979
Equifax Inc.	26,867	962
Robert Half International Inc.	31,401	955
RR Donnelley & Sons Co.	43,568	930
Avery Dennison Corp.	23,587	859
* Quanta Services Inc.	44,569	854
Dun & Bradstreet Corp.	10,739	799
Cintas Corp.	27,802	781
Snap-On Inc.	12,267	532
Ryder System Inc.	11,304	438
* Raytheon Co. Warrants Exp. 06/16/2011	2,287	45
		234,085
Information Technology (18.9%)
Microsoft Corp.	1,611,499	47,169
* Apple Inc.	191,513	44,992
International Business Machines Corp.	274,347	35,185
* Cisco Systems Inc.	1,209,164	31,474
* Google Inc. Class A	51,038	28,939
Hewlett-Packard Co.	497,106	26,421
Intel Corp.	1,166,587	25,968
Oracle Corp.	825,496	21,207
QUALCOMM Inc.	355,127	14,912
Visa Inc. Class A	94,322	8,586
* EMC Corp.	433,420	7,819
Corning Inc.	329,290	6,655
* eBay Inc.	238,607	6,430
Texas Instruments Inc.	262,548	6,424
* Dell Inc.	364,172	5,466
Mastercard Inc. Class A	20,384	5,177
Automatic Data Processing Inc.	106,646	4,742
* Yahoo! Inc.	251,678	4,160
* Adobe Systems Inc.	110,630	3,913
Applied Materials Inc.	283,695	3,824
* Motorola Inc.	488,179	3,427
* Juniper Networks Inc.	110,883	3,402
* Cognizant Technology Solutions Corp. Class A	62,860	3,205
Broadcom Corp. Class A	91,295	3,029
* Symantec Corp.	170,552	2,886
Xerox Corp.	285,620	2,785
* Agilent Technologies Inc.	73,547	2,529

Western Union Co.	144,622	2,453
* NetApp Inc.	72,718	2,368
* Intuit Inc.	66,394	2,280
Paychex Inc.	67,825	2,082
* NVIDIA Corp.	117,581	2,044
CA Inc.	83,485	1,959
* Western Digital Corp.	48,224	1,880
* Micron Technology Inc.	180,059	1,871
* Citrix Systems Inc.	38,703	1,837
Analog Devices Inc.	62,747	1,808
* Computer Sciences Corp.	32,384	1,765
* Salesforce.com Inc.	23,223	1,729
* SanDisk Corp.	48,185	1,669
* Fiserv Inc.	32,267	1,638
Fidelity National Information Services Inc.	69,341	1,625
Amphenol Corp. Class A	36,463	1,538
Altera Corp.	62,421	1,517
Xilinx Inc.	58,336	1,488
* BMC Software Inc.	38,545	1,465
* Autodesk Inc.	48,433	1,425
* McAfee Inc.	33,600	1,348
Linear Technology Corp.	47,447	1,342
Harris Corp.	27,620	1,312
* Electronic Arts Inc.	69,355	1,294
* Red Hat Inc.	39,927	1,169
* SAIC Inc.	64,268	1,137
* Akamai Technologies Inc.	36,153	1,136
KLA-Tencor Corp.	36,359	1,124
* Advanced Micro Devices Inc.	119,445	1,107
Microchip Technology Inc.	38,799	1,093
* Teradata Corp.	35,259	1,019
* VeriSign Inc.	38,831	1,010
* FLIR Systems Inc.	32,196	908
* LSI Corp.	138,832	850
National Semiconductor Corp.	50,216	726
* MEMC Electronic Materials Inc.	47,304	725
Total System Services Inc.	41,744	654
Jabil Circuit Inc.	40,340	653
Tellabs Inc.	81,515	617
Molex Inc.	28,622	597
* Lexmark International Inc. Class A	16,508	596
* JDS Uniphase Corp.	47,391	594
* Novellus Systems Inc.	20,148	504
* QLogic Corp.	23,886	485
* Monster Worldwide Inc.	26,888	447
* Novell Inc.	73,781	442
* Teradyne Inc.	37,500	419
* Compuware Corp.	47,776	401
		420,876
Materials (3.5%)
Monsanto Co.	115,221	8,229
Freeport-McMoRan Copper & Gold Inc.	90,965	7,599
Dow Chemical Co.	242,794	7,180
EI du Pont de Nemours & Co.	190,824	7,106
Praxair Inc.	64,734	5,373
Newmont Mining Corp.	103,688	5,281
Air Products & Chemicals Inc.	44,832	3,315

Alcoa Inc.	215,403	3,067
Nucor Corp.	66,390	3,013
PPG Industries Inc.	35,024	2,291
International Paper Co.	91,318	2,247
Ecolab Inc.	49,879	2,192
Cliffs Natural Resources Inc.	28,532	2,024
Weyerhaeuser Co.	44,708	2,024
United States Steel Corp.	30,280	1,924
Sigma-Aldrich Corp.	25,740	1,381
* Owens-Illinois Inc.	35,585	1,265
Vulcan Materials Co.	26,730	1,263
Allegheny Technologies Inc.	20,820	1,124
Airgas Inc.	17,397	1,107
Ball Corp.	20,007	1,068
Eastman Chemical Co.	15,422	982
CF Industries Holdings Inc.	10,289	938
FMC Corp.	15,364	930
MeadWestvaco Corp.	36,359	929
International Flavors & Fragrances Inc.	16,654	794
Sealed Air Corp.	33,692	710
* Pactiv Corp.	27,957	704
Bemis Co. Inc.	22,850	656
AK Steel Holding Corp.	23,000	526
* Titanium Metals Corp.	17,700	294
		77,536
Telecommunication Services (2.8%)
AT&T Inc.	1,246,495	32,210
Verizon Communications Inc.	598,815	18,575
* American Tower Corp. Class A	84,986	3,621
* Sprint Nextel Corp.	629,466	2,392
CenturyTel Inc.	63,065	2,236
Qwest Communications International Inc.	314,629	1,642
Windstream Corp.	96,858	1,055
Frontier Communications Corp.	65,759	489
* MetroPCS Communications Inc.	55,428	393
		62,613
Utilities (3.4%)
Exelon Corp.	139,486	6,111
Southern Co.	173,413	5,750
Dominion Resources Inc.	126,691	5,208
Duke Energy Corp.	276,698	4,516
FPL Group Inc.	87,218	4,215
American Electric Power Co. Inc.	100,952	3,450
PG&E Corp.	78,581	3,333
Entergy Corp.	40,035	3,257
Public Service Enterprise Group Inc.	106,734	3,151
Consolidated Edison Inc.	59,432	2,647
Sempra Energy	52,052	2,597
FirstEnergy Corp.	64,330	2,515
Progress Energy Inc.	60,040	2,363
Edison International	69,033	2,359
PPL Corp.	79,539	2,204
Xcel Energy Inc.	96,724	2,051
Questar Corp.	36,768	1,588
* AES Corp.	141,335	1,555
DTE Energy Co.	34,779	1,551
Constellation Energy Group Inc.	42,676	1,498

Ameren Corp.	49,921	1,302
EQT Corp.	30,404	1,247
Wisconsin Energy Corp.	24,828	1,227
CenterPoint Energy Inc.	82,888	1,190
* NRG Energy Inc.	55,574	1,161
Northeast Utilities	36,959	1,022
Oneok Inc.	22,162	1,012
NiSource Inc.	58,643	927
SCANA Corp.	23,488	883
Allegheny Energy Inc.	36,000	828
Pinnacle West Capital Corp.	21,440	809
Pepco Holdings Inc.	47,055	807
Integrys Energy Group Inc.	16,173	766
CMS Energy Corp.	48,741	753
TECO Energy Inc.	45,250	719
Nicor Inc.	9,580	402
		76,974
Total Investments (99.9%) (Cost $2,095,738)		2,230,778
Other Assets and Liabilities-Net (0.1%)		1,562
Net Assets (100%)		2,232,340
* Non-income-producing security.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At March 31, 2010, the cost of investment securities for tax purposes was $2,095,738,000. Net unrealized appreciation of investment securities for tax purposes was $135,040,000, consisting of unrealized gains of $397,680,000 on securities that had risen in value since their purchase and $262,640,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Capital Appreciation Fund

Schedule of Investments
As of March 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (10.8%)
Walt Disney Co.	621,436	21,694
McDonald's Corp.	306,260	20,434
Home Depot Inc.	480,000	15,528
* Amazon.com Inc.	114,300	15,514
Comcast Corp. Class A	755,371	14,216
Target Corp.	263,100	13,839
Lowe's Cos. Inc.	498,600	12,086
News Corp. Class A	831,630	11,984
* DIRECTV Class A	349,153	11,805
Time Warner Inc.	376,649	11,778
* Ford Motor Co.	798,828	10,041
NIKE Inc. Class B	127,200	9,349
Johnson Controls Inc.	237,600	7,838
* Starbucks Corp.	305,352	7,411
Yum! Brands Inc.	189,760	7,274
* Kohl's Corp.	125,950	6,900
Best Buy Co. Inc.	141,084	6,002
Coach Inc.	151,400	5,983
* Viacom Inc. Class B	171,033	5,880
* Bed Bath & Beyond Inc.	129,817	5,681
Gap Inc.	234,487	5,419
Time Warner Cable Inc.	94,542	5,040
* Liberty Media Corp. - Interactive	318,926	4,883
Marriott International Inc. Class A	145,875	4,598
McGraw-Hill Cos. Inc.	122,900	4,381
Starwood Hotels & Resorts Worldwide Inc.	88,624	4,133
* CarMax Inc.	150,546	3,782
Darden Restaurants Inc.	83,850	3,735
* Dollar Tree Inc.	61,234	3,626
* Apollo Group Inc. Class A	56,729	3,477
Expedia Inc.	139,113	3,472
Hasbro Inc.	90,100	3,449
Polo Ralph Lauren Corp. Class A	40,400	3,436
* O'Reilly Automotive Inc.	79,848	3,330
PetSmart Inc.	104,100	3,327
DeVry Inc.	50,459	3,290
* BorgWarner Inc.	84,800	3,238
Ross Stores Inc.	60,296	3,224
* Pulte Group Inc.	275,142	3,095
* NVR Inc.	3,980	2,891
* Office Depot Inc.	354,800	2,831
Scripps Networks Interactive Inc. Class A	62,170	2,757
* AutoZone Inc.	15,900	2,752
* Discovery Communications Inc.	90,137	2,651
Advance Auto Parts Inc.	62,402	2,616
John Wiley & Sons Inc. Class A	58,700	2,541
Phillips-Van Heusen Corp.	44,000	2,524
* MGM Mirage	208,690	2,504
International Game Technology	129,600	2,391

Gentex Corp.	116,252	2,258
Staples Inc.	94,495	2,210
* Liberty Global Inc.	75,207	2,173
* Penske Auto Group Inc.	142,737	2,058
* AutoNation Inc.	112,025	2,025
Brinker International Inc.	102,750	1,981
* Liberty Global Inc. Class A	67,398	1,965
Omnicom Group Inc.	50,600	1,964
* Lamar Advertising Co. Class A	56,186	1,930
* Career Education Corp.	60,400	1,911
* Mohawk Industries Inc.	34,700	1,887
CBS Corp. Class B	127,174	1,773
International Speedway Corp. Class A	62,378	1,607
Harley-Davidson Inc.	56,800	1,594
DR Horton Inc.	126,366	1,592
* Brink's Home Security Holdings Inc.	36,800	1,566
Stanley Black & Decker Inc.	26,745	1,535
American Eagle Outfitters Inc.	75,991	1,407
* Toll Brothers Inc.	64,600	1,344
Nordstrom Inc.	32,300	1,319
RadioShack Corp.	58,000	1,313
Cablevision Systems Corp. Class A	54,344	1,312
* Harman International Industries Inc.	28,000	1,310
Macy's Inc.	56,800	1,237
Washington Post Co. Class B	2,720	1,208
* Boyd Gaming Corp.	120,298	1,189
Weight Watchers International Inc.	45,200	1,154
Virgin Media Inc.	62,269	1,075
Abercrombie & Fitch Co.	23,300	1,063
Foot Locker Inc.	70,600	1,062
* Las Vegas Sands Corp.	49,440	1,046
Lennar Corp. Class A	54,600	940
* Liberty Media Corp. - Starz	16,392	896
Mattel Inc.	36,032	819
* Sears Holdings Corp.	7,200	781
* Liberty Media Corp. - Capital	16,431	598
Comcast Corp.	26,219	471
Chico's FAS Inc.	28,340	409
* Madison Square Garden Inc. Class A	13,586	295
Barnes & Noble Inc.	10,700	231
* Hanesbrands Inc.	5,575	155
Wynn Resorts Ltd.	2,000	152
Lennar Corp. Class B	8,300	116
* Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	2,684	—
		375,561
Consumer Staples (10.8%)
Procter & Gamble Co.	903,778	57,182
Wal-Mart Stores Inc.	696,528	38,727
Coca-Cola Co.	690,000	37,950
PepsiCo Inc.	511,839	33,863
Philip Morris International Inc.	494,509	25,794
CVS Caremark Corp.	495,554	18,117
Walgreen Co.	307,300	11,398
Kraft Foods Inc.	348,826	10,549
Colgate-Palmolive Co.	115,900	9,882
Costco Wholesale Corp.	156,100	9,321
Altria Group Inc.	376,278	7,721

Archer-Daniels-Midland Co.	249,273	7,204
Kroger Co.	263,700	5,712
Coca-Cola Enterprises Inc.	168,300	4,655
Dr Pepper Snapple Group Inc.	132,200	4,650
Clorox Co.	69,120	4,433
Estee Lauder Cos. Inc. Class A	66,400	4,307
Safeway Inc.	170,462	4,238
Tyson Foods Inc. Class A	206,444	3,953
Campbell Soup Co.	110,900	3,920
Bunge Ltd.	62,800	3,870
Brown-Forman Corp. Class B	64,646	3,843
Hershey Co.	81,300	3,480
Church & Dwight Co. Inc.	47,100	3,153
General Mills Inc.	44,400	3,143
Del Monte Foods Co.	213,460	3,117
* Smithfield Foods Inc.	150,135	3,114
Molson Coors Brewing Co. Class B	71,900	3,024
* Hansen Natural Corp.	69,200	3,002
JM Smucker Co.	49,024	2,954
Kimberly-Clark Corp.	46,540	2,926
McCormick & Co. Inc.	76,100	2,919
* Dean Foods Co.	181,575	2,849
* Energizer Holdings Inc.	44,128	2,769
* Constellation Brands Inc. Class A	168,300	2,767
Hormel Foods Corp.	62,600	2,630
* Central European Distribution Corp.	72,480	2,538
Corn Products International Inc.	72,200	2,502
Kellogg Co.	44,300	2,367
Mead Johnson Nutrition Co.	42,525	2,213
Alberto-Culver Co. Class B	82,614	2,160
Avon Products Inc.	59,300	2,009
* NBTY Inc.	37,300	1,790
* Ralcorp Holdings Inc.	20,950	1,420
* Whole Foods Market Inc.	32,840	1,187
* Green Mountain Coffee Roasters Inc.	6,900	668
Sara Lee Corp.	44,600	621
Sysco Corp.	17,111	505
* BJ's Wholesale Club Inc.	9,300	344
ConAgra Foods Inc.	11,200	281
Reynolds American Inc.	106	6
		373,747
Energy (10.7%)
Exxon Mobil Corp.	1,490,084	99,806
Chevron Corp.	582,638	44,181
Schlumberger Ltd.	312,000	19,799
ConocoPhillips	354,040	18,116
Occidental Petroleum Corp.	190,339	16,091
Anadarko Petroleum Corp.	179,316	13,060
Apache Corp.	119,662	12,146
XTO Energy Inc.	205,241	9,683
Devon Energy Corp.	148,622	9,576
EOG Resources Inc.	95,000	8,829
National Oilwell Varco Inc.	170,541	6,921
Hess Corp.	109,600	6,855
Baker Hughes Inc.	124,580	5,835
Noble Energy Inc.	79,600	5,811
* Southwestern Energy Co.	141,000	5,741

Williams Cos. Inc.	247,700	5,722
Peabody Energy Corp.	120,900	5,525
* Cameron International Corp.	114,200	4,895
Halliburton Co.	158,200	4,767
* FMC Technologies Inc.	71,750	4,637
Pioneer Natural Resources Co.	75,400	4,246
* Newfield Exploration Co.	76,300	3,971
Smith International Inc.	91,300	3,909
Range Resources Corp.	82,500	3,867
Valero Energy Corp.	182,480	3,595
Diamond Offshore Drilling Inc.	39,700	3,526
Chesapeake Energy Corp.	143,311	3,388
Cimarex Energy Co.	56,699	3,367
* Pride International Inc.	106,400	3,204
BJ Services Co.	147,100	3,148
Helmerich & Payne Inc.	74,480	2,836
Cabot Oil & Gas Corp.	74,535	2,743
Southern Union Co.	105,700	2,682
St. Mary Land & Exploration Co.	76,500	2,663
Marathon Oil Corp.	81,100	2,566
* Rowan Cos. Inc.	80,600	2,346
* Mariner Energy Inc.	137,652	2,061
* Plains Exploration & Production Co.	66,760	2,002
* Continental Resources Inc.	43,900	1,868
* Forest Oil Corp.	65,300	1,686
Arch Coal Inc.	73,400	1,677
Consol Energy Inc.	33,900	1,446
* SandRidge Energy Inc.	143,214	1,103
* Unit Corp.	12,800	541
* Quicksilver Resources Inc.	26,420	372
Patterson-UTI Energy Inc.	21,200	296
* Helix Energy Solutions Group Inc.	18,500	241
* Seahawk Drilling Inc.	7,093	134
Tesoro Corp.	7,100	99
* Denbury Resources Inc.	2,300	39
* Superior Energy Services Inc.	1,048	22
		373,640
Financials (15.1%)
JPMorgan Chase & Co.	1,079,621	48,313
Bank of America Corp.	2,659,742	47,476
Wells Fargo & Co.	1,377,508	42,868
Goldman Sachs Group Inc.	139,830	23,859
* Citigroup Inc.	4,737,293	19,186
American Express Co.	331,300	13,669
US Bancorp	392,700	10,163
Prudential Financial Inc.	166,404	10,067
Aflac Inc.	181,400	9,848
CME Group Inc.	25,501	8,061
Morgan Stanley	264,800	7,756
MetLife Inc.	175,820	7,620
State Street Corp.	161,878	7,307
Charles Schwab Corp.	377,200	7,050
Franklin Resources Inc.	63,300	7,020
Bank of New York Mellon Corp.	224,606	6,936
Capital One Financial Corp.	158,900	6,580
Progressive Corp.	317,400	6,059
Loews Corp.	152,508	5,686

Public Storage	61,200	5,630
Ameriprise Financial Inc.	123,360	5,596
Travelers Cos. Inc.	101,877	5,495
Fifth Third Bancorp	403,300	5,481
T Rowe Price Group Inc.	92,978	5,107
Host Hotels & Resorts Inc.	337,672	4,947
PNC Financial Services Group Inc.	82,831	4,945
Unum Group	188,000	4,657
Discover Financial Services	287,700	4,287
Plum Creek Timber Co. Inc.	100,900	3,926
Boston Properties Inc.	51,900	3,915
* Genworth Financial Inc. Class A	206,800	3,793
* SLM Corp.	299,300	3,747
Hudson City Bancorp Inc.	251,902	3,567
Principal Financial Group Inc.	120,400	3,517
* CB Richard Ellis Group Inc. Class A	215,874	3,422
Moody's Corp.	114,000	3,392
SunTrust Banks Inc.	126,290	3,383
M&T Bank Corp.	42,600	3,382
Torchmark Corp.	63,100	3,377
AvalonBay Communities Inc.	38,375	3,314
Allstate Corp.	102,300	3,305
* TD Ameritrade Holding Corp.	170,900	3,257
* Markel Corp.	8,620	3,230
Jones Lang LaSalle Inc.	43,450	3,167
BlackRock Inc.	14,450	3,147
Reinsurance Group of America Inc. Class A	58,819	3,089
* St. Joe Co.	91,540	2,961
Popular Inc.	1,005,768	2,927
* Arch Capital Group Ltd.	38,300	2,920
* Leucadia National Corp.	117,400	2,913
* Affiliated Managers Group Inc.	36,800	2,907
Eaton Vance Corp.	86,202	2,891
Apartment Investment & Management Co.	157,003	2,890
* First Horizon National Corp.	204,193	2,869
Hospitality Properties Trust	119,270	2,857
SEI Investments Co.	129,770	2,851
* Forest City Enterprises Inc. Class A	197,255	2,842
Janus Capital Group Inc.	194,000	2,772
People's United Financial Inc.	174,014	2,722
StanCorp Financial Group Inc.	56,500	2,691
* AmeriCredit Corp.	112,697	2,678
WR Berkley Corp.	102,297	2,669
Cullen/Frost Bankers Inc.	47,600	2,656
AMB Property Corp.	97,504	2,656
Assurant Inc.	75,300	2,589
HCC Insurance Holdings Inc.	91,600	2,528
Commerce Bancshares Inc.	60,655	2,495
Hanover Insurance Group Inc.	55,800	2,433
Whitney Holding Corp.	175,616	2,422
Raymond James Financial Inc.	89,650	2,397
First Citizens BancShares Inc. Class A	11,842	2,354
Transatlantic Holdings Inc.	44,114	2,329
BOK Financial Corp.	44,171	2,316
City National Corp.	42,000	2,267
Wesco Financial Corp.	5,590	2,155
Brown & Brown Inc.	118,600	2,125
Legg Mason Inc.	72,200	2,070

* American International Group Inc.	60,321	2,059
Lazard Ltd. Class A	55,686	1,988
Northern Trust Corp.	34,773	1,922
* Alleghany Corp.	6,596	1,918
Douglas Emmett Inc.	121,273	1,864
* CNA Financial Corp.	69,500	1,857
TFS Financial Corp.	132,654	1,771
Camden Property Trust	42,400	1,765
Kimco Realty Corp.	112,300	1,756
SL Green Realty Corp.	30,400	1,741
Chubb Corp.	30,900	1,602
Digital Realty Trust Inc.	28,440	1,542
BB&T Corp.	46,300	1,500
Federated Investors Inc. Class B	56,200	1,483
New York Community Bancorp Inc.	86,400	1,429
Hartford Financial Services Group Inc.	49,200	1,398
Marshall & Ilsley Corp.	169,300	1,363
White Mountains Insurance Group Ltd.	3,828	1,359
Zions Bancorporation	58,100	1,268
Lincoln National Corp.	39,834	1,223
ProLogis	80,068	1,057
Simon Property Group Inc.	11,048	927
American Financial Group Inc.	32,200	916
Bank of Hawaii Corp.	20,100	904
BRE Properties Inc.	21,500	769
CapitalSource Inc.	130,938	732
AON Corp.	16,400	700
Federal Realty Investment Trust	8,200	597
Synovus Financial Corp.	161,056	530
Taubman Centers Inc.	11,300	451
Regions Financial Corp.	49,934	392
* MBIA Inc.	57,000	357
KeyCorp	39,369	305
Invesco Ltd.	12,010	263
* GLG Partners Inc.	75,400	232
BancorpSouth Inc.	4,000	84
Wilmington Trust Corp.	3,100	51
Essex Property Trust Inc.	300	27
		526,853
Health Care (12.5%)
Johnson & Johnson	810,598	52,851
Pfizer Inc.	2,138,984	36,684
Merck & Co. Inc.	790,626	29,530
Abbott Laboratories	407,600	21,472
* Amgen Inc.	338,125	20,206
* Gilead Sciences Inc.	312,500	14,213
UnitedHealth Group Inc.	367,662	12,012
Medtronic Inc.	263,600	11,870
* Medco Health Solutions Inc.	175,242	11,314
* WellPoint Inc.	168,916	10,875
* Celgene Corp.	169,800	10,521
* Thermo Fisher Scientific Inc.	167,106	8,596
Bristol-Myers Squibb Co.	312,841	8,353
* Express Scripts Inc.	81,862	8,330
Allergan Inc.	124,130	8,108
Baxter International Inc.	127,341	7,411
Aetna Inc.	191,988	6,741

* Biogen Idec Inc.	116,861	6,703
Becton Dickinson and Co.	80,600	6,346
Stryker Corp.	109,200	6,248
* Genzyme Corp.	111,500	5,779
* St. Jude Medical Inc.	139,832	5,740
Eli Lilly & Co.	148,985	5,396
Cardinal Health Inc.	145,512	5,243
* Hospira Inc.	87,240	4,942
McKesson Corp.	73,424	4,825
* Zimmer Holdings Inc.	81,170	4,805
CIGNA Corp.	129,300	4,730
* Forest Laboratories Inc.	150,600	4,723
AmerisourceBergen Corp. Class A	155,200	4,488
Quest Diagnostics Inc.	76,800	4,477
* Life Technologies Corp.	84,735	4,429
* Laboratory Corp. of America Holdings	57,100	4,323
* Mylan Inc.	183,837	4,175
* Waters Corp.	61,400	4,147
* Millipore Corp.	36,300	3,833
* Humana Inc.	79,300	3,709
* Henry Schein Inc.	62,400	3,675
Perrigo Co.	60,340	3,543
DENTSPLY International Inc.	98,300	3,426
* Watson Pharmaceuticals Inc.	78,500	3,279
* Mettler-Toledo International Inc.	28,700	3,134
Beckman Coulter Inc.	47,600	2,989
* Lincare Holdings Inc.	66,500	2,985
PerkinElmer Inc.	124,804	2,983
Universal Health Services Inc. Class B	81,600	2,863
* Endo Pharmaceuticals Holdings Inc.	115,700	2,741
* King Pharmaceuticals Inc.	232,962	2,740
CR Bard Inc.	29,300	2,538
Teleflex Inc.	37,000	2,371
Patterson Cos. Inc.	73,530	2,283
Pharmaceutical Product Development Inc.	84,803	2,014
* Coventry Health Care Inc.	81,025	2,003
* CareFusion Corp.	72,756	1,923
* Health Net Inc.	74,200	1,845
* Boston Scientific Corp.	207,945	1,501
* Kinetic Concepts Inc.	31,000	1,482
* Varian Medical Systems Inc.	26,500	1,466
* Dendreon Corp.	35,345	1,289
Omnicare Inc.	40,900	1,157
* Amylin Pharmaceuticals Inc.	47,800	1,075
* Abraxis Bioscience Inc.	14,415	746
* DaVita Inc.	2,200	140
		436,339
Industrials (10.9%)
General Electric Co.	2,935,972	53,435
United Technologies Corp.	280,100	20,618
Boeing Co.	236,770	17,192
3M Co.	154,200	12,886
FedEx Corp.	110,700	10,339
General Dynamics Corp.	131,800	10,175
United Parcel Service Inc. Class B	147,300	9,488
Union Pacific Corp.	123,914	9,083
Danaher Corp.	105,100	8,399

Illinois Tool Works Inc.	175,200	8,297
Norfolk Southern Corp.	148,200	8,283
CSX Corp.	156,100	7,945
Precision Castparts Corp.	59,600	7,552
Emerson Electric Co.	142,400	7,168
Caterpillar Inc.	106,772	6,711
PACCAR Inc.	149,110	6,462
Deere & Co.	104,800	6,231
Lockheed Martin Corp.	72,700	6,050
Honeywell International Inc.	131,400	5,948
Cummins Inc.	95,200	5,898
Parker Hannifin Corp.	81,200	5,257
L-3 Communications Holdings Inc.	57,200	5,241
Southwest Airlines Co.	391,387	5,174
Rockwell Collins Inc.	81,600	5,107
ITT Corp.	92,700	4,970
Raytheon Co.	85,833	4,903
Waste Management Inc.	140,297	4,830
Northrop Grumman Corp.	72,268	4,739
CH Robinson Worldwide Inc.	83,200	4,647
WW Grainger Inc.	38,500	4,163
Expeditors International of Washington Inc.	112,361	4,148
Fastenal Co.	84,100	4,036
Fluor Corp.	86,200	4,009
Flowserve Corp.	34,700	3,826
Joy Global Inc.	64,800	3,668
Bucyrus International Inc. Class A	53,239	3,513
Pall Corp.	85,500	3,462
Roper Industries Inc.	59,000	3,413
Equifax Inc.	93,200	3,337
AMETEK Inc.	80,000	3,317
* Jacobs Engineering Group Inc.	70,300	3,177
Iron Mountain Inc.	114,088	3,126
Manpower Inc.	54,600	3,119
Donaldson Co. Inc.	66,100	2,982
* Stericycle Inc.	53,300	2,905
IDEX Corp.	86,400	2,860
JB Hunt Transport Services Inc.	79,500	2,852
MSC Industrial Direct Co. Class A	53,200	2,698
Dun & Bradstreet Corp.	36,200	2,694
Toro Co.	54,700	2,690
Robert Half International Inc.	87,500	2,663
Landstar System Inc.	59,289	2,489
Carlisle Cos. Inc.	65,200	2,484
SPX Corp.	37,400	2,480
Manitowoc Co. Inc.	188,774	2,454
Valmont Industries Inc.	29,537	2,447
* Quanta Services Inc.	122,500	2,347
* Alliant Techsystems Inc.	28,600	2,325
Cintas Corp.	70,766	1,988
KBR Inc.	89,249	1,978
Con-way Inc.	54,200	1,904
* Terex Corp.	70,561	1,602
Lennox International Inc.	35,090	1,555
* WABCO Holdings Inc.	44,400	1,328
Textron Inc.	61,020	1,295
UTi Worldwide Inc.	77,587	1,189
Brink's Co.	36,800	1,039

* USG Corp.	57,460	986
Graco Inc.	27,658	885
Gardner Denver Inc.	19,846	874
Republic Services Inc. Class A	19,512	566
* Hertz Global Holdings Inc.	22,000	220
Ryder System Inc.	3,600	140
* AGCO Corp.	3,600	129
* Raytheon Co. Warrants Exp. 06/16/2011	2,285	45
* AMR Corp.	3,100	28
* Owens Corning	1,100	28
		380,491
Information Technology (19.0%)
Microsoft Corp.	2,376,500	69,560
* Apple Inc.	276,500	64,958
International Business Machines Corp.	394,058	50,538
* Cisco Systems Inc.	1,810,200	47,119
* Google Inc. Class A	75,450	42,781
Hewlett-Packard Co.	757,558	40,264
Intel Corp.	1,539,200	34,263
Oracle Corp.	1,231,534	31,638
QUALCOMM Inc.	415,720	17,456
Visa Inc. Class A	156,698	14,264
* EMC Corp.	721,000	13,007
Texas Instruments Inc.	457,100	11,185
* eBay Inc.	413,914	11,155
Corning Inc.	504,200	10,190
* Dell Inc.	643,800	9,663
Mastercard Inc. Class A	31,020	7,879
* Yahoo! Inc.	468,600	7,746
* Adobe Systems Inc.	209,700	7,417
Applied Materials Inc.	538,100	7,254
* Symantec Corp.	354,353	5,996
Broadcom Corp. Class A	175,950	5,838
Xerox Corp.	593,604	5,788
* Agilent Technologies Inc.	166,306	5,719
Western Union Co.	309,895	5,256
* Intuit Inc.	144,085	4,948
CA Inc.	201,266	4,724
* NetApp Inc.	144,963	4,720
* Western Digital Corp.	114,100	4,449
* NVIDIA Corp.	248,544	4,320
* Computer Sciences Corp.	78,900	4,299
* Fiserv Inc.	83,350	4,231
Altera Corp.	170,147	4,136
Fidelity National Information Services Inc.	175,578	4,116
Amphenol Corp. Class A	94,000	3,966
* Juniper Networks Inc.	119,000	3,651
* BMC Software Inc.	95,000	3,610
Linear Technology Corp.	124,200	3,512
Analog Devices Inc.	118,166	3,406
* Citrix Systems Inc.	71,356	3,387
* Autodesk Inc.	109,588	3,224
* Avnet Inc.	105,400	3,162
* LSI Corp.	514,328	3,148
KLA-Tencor Corp.	100,800	3,117
* Lam Research Corp.	82,108	3,064
* Teradata Corp.	99,574	2,877

Global Payments Inc.	62,700	2,856
* QLogic Corp.	137,000	2,781
* Arrow Electronics Inc.	91,500	2,757
* Compuware Corp.	323,462	2,717
* Motorola Inc.	347,230	2,438
* Fairchild Semiconductor International Inc. Class A	224,958	2,396
* Tech Data Corp.	55,510	2,326
Lender Processing Services Inc.	61,250	2,312
* Ingram Micro Inc.	125,000	2,194
Automatic Data Processing Inc.	47,100	2,094
Tellabs Inc.	266,900	2,020
* Synopsys Inc.	89,121	1,994
Microchip Technology Inc.	65,100	1,833
Xilinx Inc.	71,336	1,819
* Lexmark International Inc. Class A	50,300	1,815
DST Systems Inc.	42,800	1,774
* Electronic Arts Inc.	90,200	1,683
Total System Services Inc.	104,059	1,630
Molex Inc.	69,751	1,455
National Semiconductor Corp.	96,600	1,396
* NCR Corp.	99,574	1,374
Broadridge Financial Solutions Inc.	58,725	1,255
* Atmel Corp.	248,700	1,251
* Teradyne Inc.	110,200	1,231
Intersil Corp. Class A	59,500	878
* AOL Inc.	34,240	866
* Zebra Technologies Corp.	27,257	807
* Monster Worldwide Inc.	44,380	737
* IAC/InterActiveCorp	24,515	557
* Novell Inc.	71,475	428
Activision Blizzard Inc.	32,800	396
* Advanced Micro Devices Inc.	38,100	353
* Novellus Systems Inc.	13,100	327
Harris Corp.	4,300	204
		659,955
Materials (3.9%)
Monsanto Co.	180,334	12,879
Freeport-McMoRan Copper & Gold Inc.	147,454	12,318
Praxair Inc.	117,000	9,711
Newmont Mining Corp.	175,086	8,917
EI du Pont de Nemours & Co.	160,300	5,970
Nucor Corp.	129,600	5,881
Mosaic Co.	79,300	4,819
Dow Chemical Co.	157,840	4,667
Ecolab Inc.	97,200	4,272
* Owens-Illinois Inc.	110,900	3,941
Sigma-Aldrich Corp.	70,000	3,756
Airgas Inc.	53,900	3,429
Celanese Corp. Class A	105,011	3,345
Ball Corp.	62,100	3,315
* Crown Holdings Inc.	122,000	3,289
Allegheny Technologies Inc.	60,900	3,288
FMC Corp.	53,700	3,251
Albemarle Corp.	74,600	3,180
* Pactiv Corp.	121,140	3,050
United States Steel Corp.	47,600	3,024
CF Industries Holdings Inc.	32,500	2,963

Nalco Holding Co.	118,300	2,878
* Titanium Metals Corp.	159,910	2,653
Martin Marietta Materials Inc.	30,600	2,557
Scotts Miracle-Gro Co. Class A	55,099	2,554
Cytec Industries Inc.	51,800	2,421
* Intrepid Potash Inc.	79,705	2,417
Reliance Steel & Aluminum Co.	46,300	2,279
Sealed Air Corp.	106,072	2,236
Cliffs Natural Resources Inc.	29,461	2,090
Schnitzer Steel Industries Inc.	33,724	1,772
International Paper Co.	35,900	884
Valspar Corp.	23,400	690
Southern Copper Corp.	21,000	665
Packaging Corp. of America	26,600	655
Air Products & Chemicals Inc.	5,700	422
Vulcan Materials Co.	7,638	361
		136,799
Telecommunication Services (2.8%)
AT&T Inc.	1,749,979	45,219
Verizon Communications Inc.	756,842	23,477
* American Tower Corp. Class A	166,400	7,090
* Crown Castle International Corp.	137,500	5,257
* Sprint Nextel Corp.	1,093,856	4,157
CenturyTel Inc.	112,797	4,000
* SBA Communications Corp. Class A	52,823	1,905
Telephone & Data Systems Inc.	43,601	1,476
* United States Cellular Corp.	32,300	1,337
* Level 3 Communications Inc.	788,307	1,277
Qwest Communications International Inc.	215,164	1,123
Telephone & Data Systems Inc.	33,200	991
Frontier Communications Corp.	52,351	390
Windstream Corp.	20,957	228
		97,927
Utilities (3.5%)
Exelon Corp.	229,000	10,032
Entergy Corp.	77,000	6,264
PG&E Corp.	145,600	6,176
FPL Group Inc.	122,451	5,918
Sempra Energy	107,736	5,376
Edison International	142,500	4,869
Questar Corp.	101,700	4,393
Southern Co.	121,500	4,029
* AES Corp.	365,398	4,019
Wisconsin Energy Corp.	73,200	3,617
* NRG Energy Inc.	167,915	3,509
EQT Corp.	84,700	3,473
CenterPoint Energy Inc.	223,800	3,214
* Calpine Corp.	268,080	3,187
Northeast Utilities	110,600	3,057
CMS Energy Corp.	193,086	2,985
MDU Resources Group Inc.	137,050	2,958
Constellation Energy Group Inc.	83,300	2,925
Integrys Energy Group Inc.	61,481	2,913
Energen Corp.	62,400	2,903
SCANA Corp.	74,200	2,789
NV Energy Inc.	224,483	2,768
Dominion Resources Inc.	67,086	2,758

NSTAR	76,600	2,713
Duke Energy Corp.	163,592	2,670
Allegheny Energy Inc.	101,089	2,325
FirstEnergy Corp.	55,900	2,185
Public Service Enterprise Group Inc.	69,800	2,061
DPL Inc.	75,000	2,039
* Mirant Corp.	179,604	1,951
American Water Works Co. Inc.	87,200	1,897
Aqua America Inc.	107,583	1,890
* RRI Energy Inc.	501,932	1,852
* Dynegy Inc. Class A	1,375,235	1,733
Ormat Technologies Inc.	43,800	1,233
UGI Corp.	34,466	915
NiSource Inc.	35,920	568
American Electric Power Co. Inc.	9,300	318
		120,482
Total Investments (100.0%) (Cost $2,908,282)		3,481,794
Other Assets and Liabilities-Net (0.0%)		(129)
Net Assets (100%)		3,481,665
* Non-income-producing security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At March 31, 2010, the cost of investment securities for tax purposes was $2,908,282,000. Net unrealized appreciation of investment securities for tax purposes was $573,512,000, consisting of unrealized gains of $839,966,000 on securities that had risen in value since their purchase and $266,454,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Balanced Fund

Schedule of Investments
As of March 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (48.9%)
Consumer Discretionary (5.2%)
Walt Disney Co.	61,866	2,160
Comcast Corp. Class A	90,305	1,700
McDonald's Corp.	25,009	1,669
* Amazon.com Inc.	11,134	1,511
Target Corp.	26,444	1,391
Lowe's Cos. Inc.	52,379	1,270
* Ford Motor Co.	96,900	1,218
* DIRECTV Class A	35,071	1,186
Home Depot Inc.	35,399	1,145
NIKE Inc. Class B	13,814	1,015
News Corp. Class A	64,100	924
Time Warner Cable Inc.	15,631	833
Time Warner Inc.	25,796	807
* Viacom Inc. Class B	22,958	789
TJX Cos. Inc.	18,078	769
Yum! Brands Inc.	19,759	757
* Starbucks Corp.	29,300	711
Staples Inc.	29,898	699
* Kohl's Corp.	12,600	690
Best Buy Co. Inc.	15,075	641
Marriott International Inc. Class A	16,275	513
* Bed Bath & Beyond Inc.	11,700	512
Coach Inc.	12,800	506
Starwood Hotels & Resorts Worldwide Inc.	10,000	466
Gap Inc.	19,725	456
Ross Stores Inc.	8,400	449
Macy's Inc.	19,900	433
Harley-Davidson Inc.	15,185	426
Phillips-Van Heusen Corp.	7,000	402
* Apollo Group Inc. Class A	6,300	386
PetSmart Inc.	12,056	385
* BorgWarner Inc.	9,900	378
* Harman International Industries Inc.	8,030	376
Polo Ralph Lauren Corp. Class A	4,376	372
RadioShack Corp.	15,105	342
Hasbro Inc.	8,925	342
* O'Reilly Automotive Inc.	8,000	334
DeVry Inc.	5,100	333
Strayer Education Inc.	1,320	322
Tiffany & Co.	6,700	318
* Pulte Group Inc.	27,497	309
DISH Network Corp. Class A	14,557	303
Advance Auto Parts Inc.	7,205	302
* Stanley Black & Decker Inc.	5,227	300
Guess? Inc.	6,000	282
Sherwin-Williams Co.	4,100	278
John Wiley & Sons Inc. Class A	6,400	277
Brinker International Inc.	13,375	258
Cablevision Systems Corp. Class A	10,594	256

Washington Post Co. Class B	560	249
Thor Industries Inc.	8,190	247
* Liberty Media Corp. - Starz	4,464	244
International Speedway Corp. Class A	8,410	217
International Game Technology	11,600	214
Gentex Corp.	10,200	198
Weight Watchers International Inc.	7,600	194
* Brink's Home Security Holdings Inc.	4,300	183
Aaron's Inc.	5,200	173
Burger King Holdings Inc.	8,000	170
DR Horton Inc.	13,399	169
* Dollar General Corp.	6,500	164
Wyndham Worldwide Corp.	6,300	162
* Liberty Global Inc.	5,446	157
Scripps Networks Interactive Inc. Class A	3,300	146
* Career Education Corp.	4,500	142
Johnson Controls Inc.	4,200	139
* Discovery Communications Inc. Class A	3,841	130
Omnicom Group Inc.	3,200	124
* New York Times Co. Class A	11,000	122
Family Dollar Stores Inc.	3,200	117
Comcast Corp.	6,476	116
* AutoZone Inc.	400	69
* Madison Square Garden Inc. Class A	2,648	58
* MGM Mirage	4,013	48
Carnival Corp.	1,200	47
H&R Block Inc.	2,600	46
* Liberty Media Corp. - Capital	1,200	44
* Toll Brothers Inc.	2,000	42
CBS Corp. Class B	1,600	22
Lennar Corp. Class B	680	10
Newell Rubbermaid Inc.	218	3
Darden Restaurants Inc.	50	2
* Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	243	—
		36,669
Consumer Staples (5.2%)
Procter & Gamble Co.	83,484	5,282
Coca-Cola Co.	71,140	3,913
Wal-Mart Stores Inc.	68,316	3,798
PepsiCo Inc.	50,292	3,327
Philip Morris International Inc.	47,900	2,498
CVS Caremark Corp.	49,216	1,799
Colgate-Palmolive Co.	16,200	1,381
Walgreen Co.	32,700	1,213
Kraft Foods Inc.	34,016	1,029
Costco Wholesale Corp.	16,318	974
Altria Group Inc.	36,800	755
Archer-Daniels-Midland Co.	25,797	746
Safeway Inc.	21,734	540
Dr Pepper Snapple Group Inc.	15,297	538
Coca-Cola Enterprises Inc.	18,900	523
Estee Lauder Cos. Inc. Class A	7,793	506
Tyson Foods Inc. Class A	25,331	485
General Mills Inc.	6,400	453
Mead Johnson Nutrition Co.	8,238	429
JM Smucker Co.	6,999	422
Brown-Forman Corp. Class B	6,763	402

Del Monte Foods Co.	25,532	373
Church & Dwight Co. Inc.	5,500	368
Clorox Co.	5,400	346
* Smithfield Foods Inc.	16,600	344
Molson Coors Brewing Co. Class B	8,000	337
Corn Products International Inc.	9,407	326
McCormick & Co. Inc.	8,400	322
* Energizer Holdings Inc.	4,894	307
* Constellation Brands Inc. Class A	18,600	306
Hormel Foods Corp.	7,100	298
* Ralcorp Holdings Inc.	4,400	298
Kimberly-Clark Corp.	4,672	294
* Dean Foods Co.	17,050	268
* Hansen Natural Corp.	6,000	260
Alberto-Culver Co. Class B	9,950	260
* Central European Distribution Corp.	7,400	259
Bunge Ltd.	3,600	222
* Green Mountain Coffee Roasters Inc.	2,200	213
Kroger Co.	7,100	154
* BJ's Wholesale Club Inc.	600	22
Sysco Corp.	600	18
		36,608
Energy (5.3%)
Exxon Mobil Corp.	135,994	9,109
Chevron Corp.	52,333	3,968
Schlumberger Ltd.	32,867	2,086
Occidental Petroleum Corp.	20,404	1,725
ConocoPhillips	33,687	1,724
Anadarko Petroleum Corp.	18,034	1,313
Apache Corp.	11,903	1,208
Devon Energy Corp.	15,930	1,026
EOG Resources Inc.	9,546	887
XTO Energy Inc.	16,266	767
Hess Corp.	12,074	755
Noble Energy Inc.	8,113	592
Peabody Energy Corp.	12,699	580
* Cameron International Corp.	12,355	530
* FMC Technologies Inc.	7,040	455
Pioneer Natural Resources Co.	7,898	445
* Newfield Exploration Co.	8,448	440
BJ Services Co.	20,211	433
* Alpha Natural Resources Inc.	8,628	431
Range Resources Corp.	9,054	424
Consol Energy Inc.	9,705	414
El Paso Corp.	37,400	405
Diamond Offshore Drilling Inc.	4,260	378
Murphy Oil Corp.	6,700	377
* Southwestern Energy Co.	9,200	375
* Rowan Cos. Inc.	12,585	366
* Nabors Industries Ltd.	18,458	362
* Pride International Inc.	12,024	362
Halliburton Co.	11,664	351
* Forest Oil Corp.	13,321	344
Helmerich & Payne Inc.	8,630	329
Smith International Inc.	7,179	307
Marathon Oil Corp.	9,682	306
Cabot Oil & Gas Corp.	8,091	298

Cimarex Energy Co.	5,000	297
St. Mary Land & Exploration Co.	8,342	290
* CNX Gas Corp.	7,100	270
* Mariner Energy Inc.	17,700	265
* Continental Resources Inc.	6,076	259
* Helix Energy Solutions Group Inc.	19,500	254
* SEACOR Holdings Inc.	3,000	242
* Superior Energy Services Inc.	9,700	204
* SandRidge Energy Inc.	22,400	173
* Plains Exploration & Production Co.	4,748	142
Patterson-UTI Energy Inc.	8,502	119
Tesoro Corp.	6,752	94
Massey Energy Co.	1,200	63
National Oilwell Varco Inc.	1,529	62
Chesapeake Energy Corp.	2,100	50
* Denbury Resources Inc.	1,400	24
		36,680
Financials (7.6%)
Bank of America Corp.	295,501	5,275
JPMorgan Chase & Co.	114,524	5,125
Wells Fargo & Co.	146,364	4,555
Goldman Sachs Group Inc.	15,885	2,710
* Citigroup Inc.	605,711	2,453
US Bancorp	43,300	1,121
State Street Corp.	19,469	879
Aflac Inc.	16,000	869
Morgan Stanley	27,460	804
American Express Co.	19,333	798
Bank of New York Mellon Corp.	25,100	775
Charles Schwab Corp.	39,305	735
Capital One Financial Corp.	17,300	716
Franklin Resources Inc.	6,455	716
Public Storage	6,659	613
Progressive Corp.	32,000	611
Loews Corp.	15,688	585
SunTrust Banks Inc.	21,500	576
Travelers Cos. Inc.	10,589	571
Fifth Third Bancorp	41,100	559
Lincoln National Corp.	17,813	547
Host Hotels & Resorts Inc.	37,071	543
Prudential Financial Inc.	8,712	527
Hartford Financial Services Group Inc.	18,200	517
MetLife Inc.	11,440	496
Unum Group	20,000	495
Discover Financial Services	29,180	435
Boston Properties Inc.	5,600	422
* IntercontinentalExchange Inc.	3,700	415
Plum Creek Timber Co. Inc.	10,621	413
Kimco Realty Corp.	26,100	408
Torchmark Corp.	7,300	391
Simon Property Group Inc.	4,602	386
SL Green Realty Corp.	6,694	383
* Genworth Financial Inc. Class A	20,900	383
* CB Richard Ellis Group Inc. Class A	23,390	371
PNC Financial Services Group Inc.	6,200	370
Federal Realty Investment Trust	5,005	364
Digital Realty Trust Inc.	6,671	362

KeyCorp	46,300	359
* TD Ameritrade Holding Corp.	18,800	358
Reinsurance Group of America Inc. Class A	6,788	356
BlackRock Inc.	1,622	353
Jones Lang LaSalle Inc.	4,845	353
Moody's Corp.	11,300	336
* Leucadia National Corp.	13,500	335
SEI Investments Co.	15,000	330
* St. Joe Co.	9,900	320
* Arch Capital Group Ltd.	4,200	320
Legg Mason Inc.	11,000	315
WR Berkley Corp.	11,950	312
Marshall & Ilsley Corp.	38,700	312
* Markel Corp.	830	311
* Forest City Enterprises Inc. Class A	21,571	311
Hospitality Properties Trust	12,966	311
People's United Financial Inc.	19,800	310
* First Horizon National Corp.	21,994	309
RenaissanceRe Holdings Ltd.	5,400	306
AMB Property Corp.	11,200	305
Allstate Corp.	9,400	304
HCC Insurance Holdings Inc.	11,000	304
Zions Bancorporation	13,200	288
Regions Financial Corp.	36,100	283
Lazard Ltd. Class A	7,700	275
Hanover Insurance Group Inc.	6,100	266
Alexandria Real Estate Equities Inc.	3,900	264
Whitney Holding Corp.	19,100	263
Cullen/Frost Bankers Inc.	4,600	257
First Citizens BancShares Inc. Class A	1,267	252
Janus Capital Group Inc.	17,600	251
Assurant Inc.	7,200	248
Raymond James Financial Inc.	9,250	247
StanCorp Financial Group Inc.	5,000	238
Commerce Bancshares Inc.	5,689	234
Douglas Emmett Inc.	15,200	234
Allied World Assurance Co. Holdings Ltd.	5,200	233
BancorpSouth Inc.	10,900	228
Wesco Financial Corp.	590	227
* NASDAQ OMX Group Inc.	10,700	226
Washington Federal Inc.	11,100	226
* MBIA Inc.	35,400	222
Jefferies Group Inc.	9,300	220
American Financial Group Inc.	7,650	218
BOK Financial Corp.	4,040	212
Brown & Brown Inc.	11,800	211
TFS Financial Corp.	15,600	208
* GLG Partners Inc.	56,800	174
CME Group Inc.	499	158
Wilmington Trust Corp.	8,600	142
BB&T Corp.	3,800	123
Comerica Inc.	3,200	122
Apartment Investment & Management Co.	4,700	87
Chubb Corp.	1,400	73
Ameriprise Financial Inc.	1,180	54
White Mountains Insurance Group Ltd.	80	28
Taubman Centers Inc.	400	16

AON Corp.	300	13
		53,425
Health Care (6.0%)
Johnson & Johnson	83,441	5,440
Pfizer Inc.	209,839	3,599
Merck & Co. Inc.	76,621	2,862
Abbott Laboratories	41,300	2,176
* Amgen Inc.	33,323	1,991
* Gilead Sciences Inc.	31,457	1,431
UnitedHealth Group Inc.	41,907	1,369
* Medco Health Solutions Inc.	17,433	1,125
* WellPoint Inc.	17,140	1,103
Medtronic Inc.	23,200	1,045
* Express Scripts Inc.	10,000	1,018
* Celgene Corp.	16,319	1,011
* Thermo Fisher Scientific Inc.	16,866	868
Bristol-Myers Squibb Co.	30,895	825
Allergan Inc.	12,348	807
McKesson Corp.	11,484	755
Baxter International Inc.	12,800	745
* Biogen Idec Inc.	12,575	721
Aetna Inc.	20,063	704
* Genzyme Corp.	12,080	626
Cardinal Health Inc.	16,790	605
* St. Jude Medical Inc.	14,568	598
Eli Lilly & Co.	16,300	590
* Zimmer Holdings Inc.	9,270	549
CIGNA Corp.	14,243	521
AmerisourceBergen Corp. Class A	17,387	503
* Forest Laboratories Inc.	15,724	493
* Life Technologies Corp.	9,345	488
CR Bard Inc.	5,600	485
* Mylan Inc.	21,056	478
Quest Diagnostics Inc.	8,177	477
* Hospira Inc.	8,060	457
* Waters Corp.	6,359	429
* Laboratory Corp. of America Holdings	5,400	409
Perrigo Co.	6,600	388
DENTSPLY International Inc.	10,648	371
Becton Dickinson and Co.	4,684	369
* Watson Pharmaceuticals Inc.	8,000	334
Beckman Coulter Inc.	5,300	333
* Endo Pharmaceuticals Holdings Inc.	12,700	301
* King Pharmaceuticals Inc.	25,464	299
Omnicare Inc.	10,500	297
Universal Health Services Inc. Class B	8,000	281
Cooper Cos. Inc.	7,205	280
Techne Corp.	4,200	267
* Vertex Pharmaceuticals Inc.	6,300	257
* CareFusion Corp.	8,395	222
Stryker Corp.	3,649	209
Patterson Cos. Inc.	6,600	205
* Boston Scientific Corp.	18,300	132
PerkinElmer Inc.	5,400	129
* Intuitive Surgical Inc.	240	84
		42,061

Industrials (5.4%)
General Electric Co.	302,409	5,504
United Technologies Corp.	24,876	1,831
3M Co.	16,900	1,412
Union Pacific Corp.	16,218	1,189
Boeing Co.	15,820	1,149
FedEx Corp.	11,713	1,094
Raytheon Co.	15,724	898
United Parcel Service Inc. Class B	13,200	850
Danaher Corp.	10,449	835
Precision Castparts Corp.	6,017	762
CSX Corp.	13,800	702
Caterpillar Inc.	10,200	641
Cummins Inc.	10,224	633
Emerson Electric Co.	12,100	609
L-3 Communications Holdings Inc.	5,948	545
Southwest Airlines Co.	41,174	544
ITT Corp.	9,700	520
Honeywell International Inc.	10,400	471
CH Robinson Worldwide Inc.	8,269	462
Expeditors International of Washington Inc.	12,500	462
Fluor Corp.	9,648	449
WW Grainger Inc.	4,071	440
Flowserve Corp.	3,900	430
Fastenal Co.	8,900	427
* McDermott International Inc.	15,700	423
Textron Inc.	19,646	417
Republic Services Inc. Class A	14,110	410
Bucyrus International Inc. Class A	6,114	403
Rockwell Collins Inc.	6,400	401
* Jacobs Engineering Group Inc.	8,820	399
Northrop Grumman Corp.	5,918	388
Roper Industries Inc.	6,700	388
AMETEK Inc.	8,650	359
Equifax Inc.	9,900	354
Iron Mountain Inc.	12,746	349
* URS Corp.	6,900	342
Donaldson Co. Inc.	7,497	338
Manitowoc Co. Inc.	25,944	337
JB Hunt Transport Services Inc.	9,300	334
* Stericycle Inc.	6,100	332
SPX Corp.	5,007	332
* Terex Corp.	14,392	327
* WESCO International Inc.	9,400	326
KBR Inc.	14,400	319
IDEX Corp.	9,500	314
Lennox International Inc.	7,065	313
* Navistar International Corp.	7,000	313
Toro Co.	6,341	312
Copa Holdings SA Class A	4,993	304
Gardner Denver Inc.	6,753	297
* Quanta Services Inc.	15,400	295
Manpower Inc.	5,100	291
Landstar System Inc.	6,625	278
General Dynamics Corp.	3,491	270
UTi Worldwide Inc.	17,100	262
Lockheed Martin Corp.	3,103	258
* First Solar Inc.	2,100	258

Valmont Industries Inc.	3,100	257
* Alliant Techsystems Inc.	3,144	256
Dun & Bradstreet Corp.	3,400	253
Robert Half International Inc.	8,200	250
Pentair Inc.	6,800	242
* Covanta Holding Corp.	14,400	240
Deere & Co.	4,000	238
Wabtec Corp.	5,500	232
* Armstrong World Industries Inc.	6,092	221
Brink's Co.	6,833	193
Con-way Inc.	5,400	190
* Aecom Technology Corp.	6,300	179
Illinois Tool Works Inc.	3,700	175
* Thomas & Betts Corp.	3,800	149
Cintas Corp.	4,550	128
* Spirit Aerosystems Holdings Inc. Class A	5,400	126
PACCAR Inc.	2,700	117
Norfolk Southern Corp.	1,700	95
* WABCO Holdings Inc.	2,334	70
Ryder System Inc.	1,400	54
* AGCO Corp.	1,500	54
Pall Corp.	400	16
		37,637
Information Technology (9.1%)
* Apple Inc.	27,059	6,357
Microsoft Corp.	209,506	6,132
* Cisco Systems Inc.	176,815	4,602
International Business Machines Corp.	35,047	4,495
* Google Inc. Class A	7,348	4,166
Hewlett-Packard Co.	73,769	3,921
Intel Corp.	152,800	3,401
Oracle Corp.	120,150	3,087
QUALCOMM Inc.	50,200	2,108
Visa Inc. Class A	15,587	1,419
* EMC Corp.	71,321	1,287
Corning Inc.	56,766	1,147
* eBay Inc.	41,962	1,131
Texas Instruments Inc.	45,594	1,116
* Dell Inc.	64,900	974
Mastercard Inc. Class A	3,344	849
* Yahoo! Inc.	47,874	791
* Adobe Systems Inc.	21,267	752
Applied Materials Inc.	54,714	738
Broadcom Corp. Class A	20,550	682
* Motorola Inc.	95,576	671
* Symantec Corp.	36,395	616
* Juniper Networks Inc.	20,000	614
* Cognizant Technology Solutions Corp. Class A	12,000	612
* Intuit Inc.	16,200	556
Western Union Co.	31,600	536
* NetApp Inc.	16,204	528
* Agilent Technologies Inc.	15,144	521
CA Inc.	21,346	501
* Citrix Systems Inc.	10,100	479
* Autodesk Inc.	15,400	453
Altera Corp.	18,472	449
* Fiserv Inc.	8,525	433

Xilinx Inc.	16,894	431
* NVIDIA Corp.	24,500	426
* Computer Sciences Corp.	7,700	420
Amphenol Corp. Class A	9,822	414
Fidelity National Information Services Inc.	17,060	400
* BMC Software Inc.	10,400	395
KLA-Tencor Corp.	11,098	343
Tellabs Inc.	44,600	338
Analog Devices Inc.	11,434	329
Factset Research Systems Inc.	4,327	317
* Teradata Corp.	10,336	299
National Semiconductor Corp.	20,500	296
Global Payments Inc.	6,460	294
Activision Blizzard Inc.	23,000	277
* Fairchild Semiconductor International Inc. Class A	24,600	262
Xerox Corp.	26,155	255
* Lam Research Corp.	6,800	254
* Avnet Inc.	8,100	243
* Marvell Technology Group Ltd.	10,000	204
* Ingram Micro Inc.	11,000	193
Automatic Data Processing Inc.	3,874	172
* Atmel Corp.	33,600	169
* Lexmark International Inc. Class A	4,500	162
* Cadence Design Systems Inc.	23,600	157
Lender Processing Services Inc.	3,300	125
Harris Corp.	2,100	100
* LSI Corp.	14,400	88
AVX Corp.	5,300	75
* AOL Inc.	2,345	59
* Tech Data Corp.	1,400	59
* McAfee Inc.	1,200	48
* Convergys Corp.	3,100	38
* Arrow Electronics Inc.	700	21
* NCR Corp.	336	5
		63,792
Materials (2.0%)
Monsanto Co.	18,503	1,321
Freeport-McMoRan Copper & Gold Inc.	14,697	1,228
Newmont Mining Corp.	18,588	947
International Paper Co.	20,914	515
Dow Chemical Co.	17,400	515
Mosaic Co.	8,288	504
Ecolab Inc.	10,800	475
Nucor Corp.	10,400	472
EI du Pont de Nemours & Co.	12,200	454
Airgas Inc.	7,000	445
Sigma-Aldrich Corp.	7,900	424
Terra Industries Inc.	8,900	407
Ashland Inc.	7,280	384
Ball Corp.	7,028	375
* Owens-Illinois Inc.	10,400	370
FMC Corp.	6,066	367
Celanese Corp. Class A	11,125	354
Cytec Industries Inc.	7,470	349
CF Industries Holdings Inc.	3,816	348
* Crown Holdings Inc.	12,800	345
Reliance Steel & Aluminum Co.	6,800	335

United States Steel Corp.	5,100	324
Nalco Holding Co.	12,748	310
* Pactiv Corp.	11,700	295
Scotts Miracle-Gro Co. Class A	6,200	287
Cliffs Natural Resources Inc.	4,000	284
Sealed Air Corp.	11,800	249
Praxair Inc.	2,900	241
Schnitzer Steel Industries Inc.	4,100	215
Martin Marietta Materials Inc.	2,286	191
Steel Dynamics Inc.	9,800	171
Albemarle Corp.	2,000	85
Air Products & Chemicals Inc.	500	37
Vulcan Materials Co.	334	16
		13,639
Telecommunication Services (1.4%)
AT&T Inc.	154,166	3,984
Verizon Communications Inc.	67,900	2,106
* American Tower Corp. Class A	16,748	714
* Crown Castle International Corp.	14,193	543
* Sprint Nextel Corp.	136,468	518
* NII Holdings Inc.	11,441	477
* SBA Communications Corp. Class A	9,924	358
* United States Cellular Corp.	5,050	209
* Clearwire Corp. Class A	28,900	207
Telephone & Data Systems Inc.	5,800	196
* MetroPCS Communications Inc.	20,300	144
Telephone & Data Systems Inc. - Special Common Shares	3,000	89
* tw telecom inc Class A	3,500	63
* Clearwire Corp. Rights Exp. 06/21/2010	28,900	5
		9,613
Utilities (1.7%)
Exelon Corp.	23,730	1,040
FPL Group Inc.	16,131	780
PG&E Corp.	15,400	653
Sempra Energy	11,028	550
Edison International	15,869	542
PPL Corp.	16,500	457
Questar Corp.	10,459	452
* AES Corp.	36,200	398
Wisconsin Energy Corp.	7,500	371
EQT Corp.	8,880	364
Constellation Energy Group Inc.	9,900	348
Dominion Resources Inc.	8,308	342
* Calpine Corp.	28,700	341
National Fuel Gas Co.	6,500	329
* NRG Energy Inc.	15,600	326
CMS Energy Corp.	20,952	324
Energen Corp.	6,889	321
MDU Resources Group Inc.	14,804	319
Northeast Utilities	11,100	307
NV Energy Inc.	24,417	301
NSTAR	8,400	297
Allegheny Energy Inc.	12,211	281
Southern Co.	8,200	272
UGI Corp.	10,100	268
Aqua America Inc.	13,200	232
American Water Works Co. Inc.	9,800	213

DPL Inc.				7,800	212
* Mirant Corp.				17,154	186
* RRI Energy Inc.				49,700	183
Public Service Enterprise Group Inc.				5,564	164
Duke Energy Corp.				9,392	153
Ormat Technologies Inc.				5,400	152
ITC Holdings Corp.				2,100	115
Entergy Corp.				700	57
American Electric Power Co. Inc.				400	14
* Dynegy Inc. Class A				2,300	3
					11,667
Total Common Stocks (Cost $213,181)					341,791
				Face	Market
		Maturity		Amount	Value
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (50.7%)
Alabama (0.4%)
Alabama Public School & College Auth.	5.000%	12/1/21		500	541
Alabama Public School & College Auth.	5.000%	12/1/22		500	538
Huntsville AL Capital Improvement GO	5.000%	9/1/26		1,750	1,886
					2,965
Alaska (0.2%)
Matanuska-Susitna Borough AK GO	5.500%	3/1/12	(14)	1,160	1,227

Arizona (1.6%)
Arizona COP	5.000%	10/1/18	(4)	500	539
Arizona School Fac. Board Rev. (State School
Improvement)	5.750%	7/1/14	(2)(Prere.)	500	586
Arizona School Fac. Board Rev. COP	5.500%	9/1/23		500	542
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/25		500	537
Arizona Transp. Board Highway Rev.	5.250%	7/1/12	(Prere.)	1,965	2,155
Arizona Transp. Board Highway Rev.	5.250%	7/1/17		2,215	2,393
Mesa AZ Util. System Rev.	5.000%	7/1/14	(14)(Prere.)	500	569
Phoenix AZ Civic Improvement Corp. Water
System Rev.	5.000%	7/1/21	(14)	500	533
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev.	5.000%	1/1/28		750	806
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/24		500	490
Scottsdale AZ Muni. Property Corp. Excise Tax
Rev.	5.000%	7/1/16	(Prere.)	500	581
Scottsdale AZ Muni. Property Corp. Excise Tax
Rev.	5.000%	7/1/16	(Prere.)	500	581
Scottsdale AZ Muni. Property Corp. Excise Tax
Rev.	5.000%	7/1/16	(Prere.)	500	581
Scottsdale AZ Muni. Property Corp. Excise Tax
Rev.	5.000%	7/1/16	(Prere.)	500	581
					11,474
California (5.8%)
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17	(14)(3)	500	508
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/25		500	526
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.000%	12/1/28		500	533
California GO	5.250%	10/1/13	(14)	500	552
California GO	5.000%	11/1/13		500	548
California GO	5.000%	6/1/15		500	543
California GO	6.000%	2/1/16		500	564

California GO	5.000%	3/1/17		500	536
California GO	5.000%	4/1/17		500	536
California GO	5.500%	4/1/18		1,000	1,090
California GO	6.000%	4/1/18		500	560
California GO	5.000%	9/1/18		500	522
California GO	5.000%	11/1/18	(14)	500	524
California GO	5.000%	6/1/19	(14)	500	518
California GO	5.000%	6/1/25		495	490
California GO	5.500%	3/1/26		500	510
California GO	4.500%	8/1/28	(2)	485	430
California GO	5.750%	4/1/29		500	519
California GO	5.000%	9/1/29	(2)	500	478
California GO	5.250%	3/1/30		500	491
California GO	6.500%	4/1/33		500	548
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West) PUT	5.000%	7/1/14		500	553
California Infrastructure & Econ. Dev. Bank Rev.
(Bay Area Toll)	5.000%	1/1/28	(3)(Prere.)	500	578
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	9/1/11	(2)	1,535	1,547
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/14	(2)	3,000	3,276
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/15	(2)	3,000	3,220
California State Econ. Recovery Bonds	5.000%	7/1/14	(Prere.)	205	235
California State Econ. Recovery Bonds	5.000%	7/1/15		295	325
California State Econ. Recovery Bonds	5.000%	7/1/18		500	551
California State Econ. Recovery Bonds	5.000%	7/1/19		500	550
California State Econ. Recovery Bonds	5.000%	7/1/20		500	542
California State Econ. Recovery Bonds	5.250%	7/1/21		825	900
California State Econ. Recovery Bonds	5.000%	7/1/22		500	522
California State Econ. Recovery Bonds PUT	5.000%	7/1/10	(Prere.)	500	506
California State Univ. Rev. Systemwide	5.750%	11/1/27		500	548
California Statewide Communities Dev. Auth.
Rev.	5.000%	6/15/13		500	536
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente)	5.000%	4/1/19		500	530
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27		500	460
Los Angeles CA Community College Dist. GO	5.000%	8/1/27		500	522
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/24		500	545
Los Angeles CA GO	5.000%	9/1/20	(14)	500	535
Los Angeles CA USD GO	5.000%	7/1/21	(4)	1,825	1,957
Los Angeles CA USD GO	5.000%	7/1/26		500	521
Los Angeles CA USD GO	5.000%	7/1/29		500	515
Los Angeles CA Wastewater System Rev.	5.000%	6/1/29		500	519
Orange County CA Sanitation Dist. COP	5.000%	2/1/29	(4)	2,500	2,625
Roseville CA Natural Gas Financing Auth.	5.000%	2/15/12		500	521
Sacramento CA Muni. Util. Dist. Rev.	5.000%	8/15/27	(4)	500	528
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.000%	5/15/28		500	525
San Diego CA USD GO	0.000%	7/1/27		500	193
San Diego CA USD GO	5.500%	7/1/27	(4)	500	569
San Diego CA USD GO	0.000%	7/1/28		500	180
San Diego CA USD GO	0.000%	7/1/29		500	169
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/22		500	549
San Jose CA Redev. Agency	6.500%	8/1/28		700	734

Univ. of California Rev.	5.000%	5/15/21		500	538
Univ. of California Rev.	5.000%	5/15/25		500	538
Univ. of California Rev.	5.000%	5/15/27	(14)(3)	500	520
					40,208
Colorado (1.0%)
Colorado Dept. of Transp. Rev. RAN	5.250%	12/15/13	(2)(Prere.)	3,750	4,271
Denver CO City & County Airport Rev.	5.000%	11/15/26		430	445
Denver CO City & County School Dist.	5.500%	12/1/23	(14)	500	597
E-470 Public Highway Auth. Colorado Rev.	5.250%	9/1/18	(14)	1,500	1,516
					6,829
Connecticut (0.8%)
Connecticut GO	5.500%	12/15/13		3,000	3,436
Connecticut GO	5.000%	1/1/14		500	562
Connecticut GO	5.000%	2/15/23		500	553
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	6.500%	10/1/12		500	564
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	5.000%	11/1/25		500	543
					5,658
Delaware (0.1%)
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/19		500	574

District of Columbia (0.2%)
District of Columbia GO	5.000%	6/1/21	(4)	500	541
District of Columbia Income Tax Rev.	5.250%	12/1/27		500	554
					1,095
Florida (1.8%)
Broward County FL Educ. Fac. Auth. Rev. (Nova
Southeastern Univ. Project) VRDO	0.310%	4/1/10	LOC	685	685
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.500%	6/1/17		500	532
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/22		500	554
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/24		500	539
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16	(2)	500	555
Florida Dept. of Transp.	6.375%	7/1/11		1,000	1,072
Florida Hurricane Catastrophe Fund Finance
Corp. Rev.	5.000%	7/1/12		3,565	3,823
Florida Turnpike Auth. Rev.	5.250%	7/1/10	(14)	825	828
Florida Turnpike Auth. Rev.	5.000%	7/1/19		500	557
Miami-Dade County FL Aviation - Miami
International Airport	4.875%	10/1/24		500	506
Miami-Dade County FL School Board COP	5.000%	11/1/22	(2)	500	504
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/26	(14)	500	517
Orange County FL Health Fac. Auth. Rev.
(Nemours Foundation Project)	5.000%	1/1/19		500	540
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/30		500	508
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/13	(ETM)	500	567
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/14	(ETM)	500	579
					12,866
Georgia (2.2%)
Atlanta GA Airport Fac. Rev.	5.750%	1/1/13	(14)	3,370	3,415
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/27	(4)	500	566
Georgia GO	5.000%	4/1/12		500	541
Georgia GO	5.000%	10/1/13		500	564

Georgia GO	5.000%	9/1/15 (Prere.)		500	581
Georgia GO	5.000%	4/1/16		500	576
Georgia GO	5.000%	5/1/16		500	577
Georgia GO	5.000%	7/1/16		500	578
Georgia GO	5.750%	8/1/17		500	604
Georgia GO	5.000%	7/1/22		500	567
Georgia GO	5.000%	5/1/25		500	558
Georgia Muni. Electric Power Auth. Rev.	6.250%	1/1/12	(14)	3,000	3,250
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/17		500	566
Georgia Road & Tollway Auth. Rev. GAN	5.000%	6/1/14		500	565
Gwinnett County GA School Dist. GO	5.000%	2/1/28		500	563
Main Street Natural Gas Inc. Georgia Gas
Project Rev.	5.000%	3/15/21		500	497
Metro. Atlanta GA Rapid Transp. Auth. Georgia
Sales Tax Rev.	5.250%	7/1/26	(14)(3)	500	575
Milledgeville-Baldwin County GA Dev. Auth.
Rev. (Georgia College and State Univ.
Foundation)	5.625%	9/1/14 (Prere.)		500	587
					15,730
Hawaii (0.7%)
Hawaii GO	5.875%	10/1/10	(14)(Prere.)	1,870	1,922
Hawaii GO	5.000%	4/1/19	(2)	500	555
Hawaii GO	5.000%	3/1/26	(4)	500	531
Hawaii GO	5.000%	6/1/29		500	539
Honolulu HI City & County GO	5.000%	7/1/20	(4)	500	555
Univ. of Hawaii Rev.	5.000%	10/1/27		500	529
					4,631
Illinois (1.9%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/12	(14)	2,380	2,305
Chicago IL Board of Educ. GO	5.250%	12/1/24	(4)	500	537
Chicago IL Board of Educ. GO	5.250%	12/1/26 (Prere.)		500	527
Chicago IL GO	5.500%	1/1/17	(4)	500	574
Chicago IL GO	5.000%	1/1/19	(2)	500	539
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/24	(4)	500	523
Chicago IL O'Hare International Airport Rev.	5.250%	1/1/24	(14)	500	519
Cook County IL GO	5.000%	11/15/21		500	538
Illinois GO	5.000%	1/1/18		500	539
Illinois GO	5.000%	1/1/21	(4)	500	530
Illinois GO	5.000%	6/1/26		500	512
Illinois Regional Transp. Auth. Rev.	6.250%	7/1/23	(4)	500	608
Illinois Sales Tax Rev.	0.000%	12/15/16	(2)	5,000	4,011
Illinois State Tollway Highway Auth. Toll
Highway Rev.	5.000%	1/1/25	(4)	500	526
Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev.	0.000%	6/15/19	(14)	1,000	646
					13,434
Indiana (0.4%)
Indiana Finance Auth. Rev.	5.000%	2/1/18		500	571
Indiana Health Fac. Auth. Finance Auth. Rev.
(Clarian Health Obligation Group)	5.000%	2/15/25		290	287
Indiana Muni. Power Agency Rev.	5.250%	1/1/15	(14)	500	534
Indiana Office Building Comm. Fac. Rev. (New
Castle Correctional Fac.)	5.250%	7/1/19	(14)(3)	500	549
Indiana Transp. Finance Auth. Highway Rev.	5.000%	12/1/12	(14)	500	551
					2,492

Iowa (0.0%)
Iowa State Special Obligation (Ijobs Program)	5.000%	6/1/24		220	238

Kansas (0.5%)
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/22		500	559
Leavenworth County KS USD	4.500%	9/1/19	(12)	500	543
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/16		1,250	1,365
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/17		1,000	1,077
					3,544
Kentucky (0.1%)
Kentucky Property & Building Comm. Rev.	5.375%	11/1/23		500	549
Kentucky Property & Building Comm. Rev.	5.000%	11/1/26	(4)	500	528
					1,077
Louisiana (0.5%)
Jefferson Parish LA (Environmental Fac. &
Community Dev. Auth.)	5.000%	4/1/18		405	440
Louisiana GO	5.000%	5/1/18	(4)	500	548
Louisiana GO	5.000%	5/1/23	(4)	500	531
Louisiana Public Fac. Auth. Rev. (Ochsner
Clinic)	5.000%	5/15/16		1,260	1,298
Louisiana State Citizens Property Insurance
Corp. Assessment Rev.	5.000%	6/1/22	(2)	500	500
					3,317
Maryland (0.9%)
Maryland Capital Improvement State & Local
Fac. Rev.	5.250%	3/1/17		500	585
Maryland Dept. of Transp.	5.000%	2/15/18		500	574
Maryland GO	5.000%	2/15/13		1,000	1,109
Maryland GO	5.000%	8/1/15 (Prere.)		500	578
Maryland GO	5.000%	7/15/17		500	580
Maryland GO	5.000%	11/1/19		500	581
Maryland Transp. Auth. Rev.	5.000%	7/1/15	(4)	750	844
Maryland Transp. Auth. Rev.	5.250%	3/1/20		500	579
Maryland Transp. Auth. Rev.	5.000%	7/1/22		500	557
					5,987
Massachusetts (2.8%)
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/26	(14)	1,500	1,779
Massachusetts GO	6.000%	11/1/11		1,210	1,311
Massachusetts GO	5.500%	11/1/13	(14)	2,000	2,279
Massachusetts GO	5.500%	11/1/16	(ETM)	500	597
Massachusetts GO	5.500%	11/1/16	(14)(ETM)	500	597
Massachusetts GO	5.500%	10/1/18		500	587
Massachusetts GO	5.500%	10/1/20		500	590
Massachusetts GO	5.250%	8/1/23		500	580
Massachusetts GO	5.000%	3/1/25		1,000	1,100
Massachusetts GO	5.000%	3/1/26		1,000	1,093
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	6.500%	7/1/12		1,440	1,479
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.)	5.000%	12/15/28		500	552
Massachusetts Health & Educ. Fac. Auth. Rev.
(MIT)	5.250%	7/1/28		500	593
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	5/15/19		500	569
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/27	(14)	500	524

Massachusetts Special Obligation Dedicated
Tax Rev.	5.500%	1/1/26	(14)	500	563
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21		1,805	2,127
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/21	(2)	2,135	2,349
					19,269
Michigan (1.8%)
Detroit MI City School Dist. GO	5.250%	5/1/28	(4)	500	509
Mason MI Public School Dist. (School Building &
Site) GO	5.250%	5/1/17	(4)	1,850	2,022
Michigan Building Auth. Rev.	5.000%	10/15/20	(4)	500	520
Michigan GO	5.000%	9/15/14	(4)	500	555
Michigan GO	5.000%	5/1/18		500	549
Michigan GO	5.500%	11/1/25		595	642
Michigan Hosp. Finance Auth. Rev. (Ascension
Health) PUT	5.000%	11/1/12		4,735	5,070
Michigan Muni. Bond Auth. Rev. (Clean Water
Revolving Fund)	5.875%	10/1/10 (Prere.)		2,110	2,190
Michigan Trunk Line Rev.	5.000%	11/1/21		500	540
					12,597
Minnesota (0.4%)
Minnesota GO	5.000%	6/1/13		500	558
Minnesota GO	5.000%	11/1/14		500	574
Minnesota GO	5.000%	8/1/19		500	578
Minnesota GO	5.000%	8/1/21		500	568
Southern Minnesota Muni. Power Agency Power
Supply System Rev.	5.250%	1/1/30		500	524
					2,802
Mississippi (0.1%)
Mississippi GO	5.500%	12/1/18		750	881

Missouri (1.1%)
Curators of the Univ. of Missouri System Fac.
Rev.	5.000%	11/1/26		500	526
Kansas City MO Water Rev.	5.000%	12/1/18	(13)	500	567
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (St. Luke's Episcopal - Presbyterian
Hosp.)	5.500%	12/1/15	(4)	2,965	3,066
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/17		500	574
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/19		500	573
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/20		500	567
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/23		1,000	1,114
Missouri Highways & Transp. Comm. Road Rev.	5.250%	5/1/23		350	388
					7,375
Nevada (0.5%)
Clark County NV GO	5.000%	12/1/29		500	516
Clark County NV Passenger Fac. Rev. (Las
Vegas McCarran International Airport)	4.500%	7/1/20		455	454
Clark County NV School Dist. GO	5.000%	6/15/18		1,690	1,862
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/26	(14)	500	520
					3,352
New Hampshire (0.1%)
Manchester NH General Airport Rev.	5.000%	1/1/17		500	523

New Jersey (3.2%)
Garden State Preservation Trust New Jersey	5.250%	11/1/13 (Prere.)		875	994

Garden State Preservation Trust New Jersey	0.000%	11/1/21	(4)	500	306
Garden State Preservation Trust New Jersey	0.000%	11/1/22	(4)	500	289
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/18		530	576
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/19		500	537
New Jersey Econ. Dev. Auth. Rev. (Cigarette
Tax)	5.750%	6/15/29		500	480
New Jersey Econ. Dev. Auth. Rev. (Motor
Vehicle Comm.)	5.250%	7/1/26	(14)	500	526
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13	(2)(Prere.)	500	560
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13	(2)(Prere.)	500	560
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/14		500	560
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/26		500	524
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
PUT	5.000%	9/1/14	(4)	500	556
New Jersey Econ. Dev. Auth. Rev. (Transp.
Project)	5.000%	5/1/19		500	545
New Jersey GO	5.250%	7/15/15	(2)	500	575
New Jersey GO	5.250%	7/1/16	(14)	500	574
New Jersey GO	5.250%	7/15/18	(2)	500	573
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.250%	12/1/28		400	409
New Jersey Transp. Corp. COP	5.500%	9/15/11	(2)	3,000	3,185
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11	(14)(Prere.)	625	680
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11	(14)(Prere.)	330	359
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11	(14)(Prere.)	1,440	1,567
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/14	(3)(Prere.)	500	575
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20	(14)	4,000	4,508
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/26	(2)	2,000	766
New Jersey Turnpike Auth. Rev.	5.000%	1/1/22		500	534
New Jersey Turnpike Auth. Rev.	5.500%	1/1/25	(2)	500	576
Tobacco Settlement Financing Corp. New
Jersey Rev.	5.000%	6/1/41		500	322
					22,216
New Mexico (0.1%)
New Mexico Finance Auth. Transp. Rev.	5.000%	6/15/13	(2)	500	557

New York (10.1%)
Erie County NY GO	6.125%	1/15/11	(14)	610	634
Erie County NY IDA School Fac. Rev. (Buffalo
City School Dist.) GO	5.000%	5/1/18		500	557
Erie County NY IDA School Fac. Rev. (Buffalo
City School Dist.) GO	5.000%	5/1/19		500	555
Long Island NY Power Auth. Electric System
Rev.	5.500%	12/1/11	(2)	3,000	3,220
Long Island NY Power Auth. Electric System
Rev.	5.500%	12/1/12	(ETM)	2,000	2,233
Long Island NY Power Auth. Electric System
Rev.	5.000%	12/1/21	(14)	500	530
Long Island NY Power Auth. Electric System
Rev.	5.000%	4/1/23		500	527
Metro. New York Transp. Auth. Rev.	5.000%	11/15/23		500	527
Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax)	6.125%	4/1/10	(3)(Prere.)	2,110	2,110
Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax)	5.250%	11/15/24		500	548

Metro. New York Transp. Auth. Rev. (Service
Contract)	5.500%	7/1/15		500	575
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.500%	11/15/12	(14)	1,000	1,102
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.500%	11/15/14	(14)	500	564
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.500%	11/15/18		500	553
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.500%	11/15/19	(14)	500	534
New York City NY GO	5.250%	8/1/11		500	531
New York City NY GO	5.500%	6/1/13 (Prere.)		500	567
New York City NY GO	5.250%	8/1/13		500	559
New York City NY GO	5.750%	8/1/13		500	550
New York City NY GO	5.750%	8/1/13	(2)	500	548
New York City NY GO	5.000%	1/1/14		500	556
New York City NY GO	5.000%	8/1/16		500	560
New York City NY GO	5.000%	2/1/17		500	558
New York City NY GO	5.000%	9/1/17		500	546
New York City NY GO	5.000%	2/1/18		500	551
New York City NY GO	5.000%	8/1/19		500	547
New York City NY GO	5.250%	8/15/24		500	543
New York City NY GO	5.000%	8/1/25		905	943
New York City NY GO	5.000%	8/15/26		475	503
New York City NY GO	5.000%	5/15/28		480	507
New York City NY GO	5.000%	8/1/28		500	521
New York City NY GO	5.625%	4/1/29		840	927
New York City NY GO	5.000%	5/15/29		500	527
New York City NY Housing Dev. Corp. Multi-
Family Rev.	5.000%	5/1/12		500	517
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.375%	6/15/17		500	538
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	0.000%	6/15/18		750	566
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.375%	6/15/19		500	538
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/27		500	536
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/29		500	523
New York City NY Sales Tax Asset Receivable
Corp.	5.000%	10/15/24	(14)	500	541
New York City NY Sales Tax Asset Receivable
Corp.	5.000%	10/15/26	(14)	500	528
New York City NY Transitional Finance Auth.
Building Aid Rev.	5.250%	1/15/25		500	539
New York City NY Transitional Finance Auth.
Rev.	5.250%	8/1/12	(2)(Prere.)	415	457
New York City NY Transitional Finance Auth.
Rev.	5.375%	2/1/13		2,000	2,191
New York City NY Transitional Finance Auth.
Rev.	5.250%	8/1/18	(2)	85	92
New York City NY Transitional Finance Auth.
Rev.	5.250%	1/15/26		500	536
New York City NY Transitional Finance Auth.
Rev.	5.125%	1/15/29		1,070	1,115
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/18		500	558

New York City NY Transitional Finance Auth.
Rev. Future Tax	5.250%	2/1/19	(14)	500	544
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/23		500	537
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/24		500	537
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/25		500	536
New York State Dormitory Auth. Rev. (Mental
Health Svcs. Fac.)	5.000%	8/15/21		500	537
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/28		500	531
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/24	(2)	500	555
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/27	(2)	500	550
New York State Dormitory Auth. Rev. (Vassar
Brothers Hosp.)	5.100%	7/1/10	(4)	1,500	1,506
New York State Dormitory Auth. Rev. Non State
Supported Debt (Mount Sinai School of
Medicine of New York Univ.)	5.000%	7/1/24	(14)	500	515
New York State Dormitory Auth. Rev. Non State
Supported Debt (New York Law School)
VRDO	0.250%	4/8/10	LOC	6,300	6,300
New York State Dormitory Auth. Rev. State
Supported Debt	5.000%	7/1/22		500	536
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/22		500	543
New York State GO	4.500%	2/1/17		500	551
New York State GO	4.500%	2/1/18		500	549
New York State GO	4.500%	2/1/19		500	548
New York State Local Govt. Assistance Corp.	5.000%	4/1/21		500	562
New York State Thruway Auth. Rev.	5.000%	1/1/20	(14)	500	538
New York State Thruway Auth. Rev.	5.000%	1/1/21	(14)	2,490	2,665
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/13		500	553
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.250%	4/1/13	(2)	500	557
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.500%	4/1/14	(2)	475	514
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/18	(2)	500	549
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/24		500	538
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/25	(2)	500	526
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/26	(2)	500	528
New York State Thruway Auth. Rev. (Service
Contract)	5.500%	4/1/14		4,000	4,316
New York State Urban Dev. Corp. Rev.	5.000%	1/1/15		500	558
New York State Urban Dev. Corp. Rev.	5.000%	12/15/18		500	562
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	12/15/25		1,500	1,614
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/22	(14)	2,030	2,373
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/26		500	540

Triborough Bridge & Tunnel Auth. New York
Rev.	5.250%	11/15/15		500	579
Triborough Bridge & Tunnel Auth. New York
Rev.	5.500%	11/15/19	(14)	500	576
Triborough Bridge & Tunnel Auth. New York
Rev.	5.500%	11/15/21	(14)	500	579
Triborough Bridge & Tunnel Auth. New York
Rev.	5.000%	11/15/25		500	533
					70,223
North Carolina (0.9%)
Mecklenburg County NC Public Fac. Corp.
(Annual Appropriation)	5.000%	3/1/26		500	543
North Carolina Eastern Muni. Power Agency
Rev.	5.125%	1/1/14		2,400	2,596
North Carolina Infrastructure Financial Corp.
COP Capital Improvements	5.000%	2/1/21	(4)	2,000	2,163
North Carolina Muni. Power Agency Rev.	5.000%	1/1/30		500	510
Wake County NC GO	5.000%	1/1/26		500	547
					6,359
Ohio (2.0%)
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners) VRDO	0.290%	4/1/10	LOC	1,400	1,400
American Muni. Power Ohio Inc.	5.250%	2/15/18		500	551
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.125%	6/1/24		1,440	1,328
Cincinnati OH City School Dist. Classroom Fac.
Construction & Improvement	5.250%	12/1/26	(14)	500	570
Cleveland OH Public Power System Rev.	5.000%	11/15/20	(14)	500	525
Cuyahoga County OH Hosp. Rev. (Cleveland
Clinic Foundation) VRDO	0.280%	4/1/10		500	500
Cuyahoga County OH Hosp. Rev. (Cleveland
Clinic Foundation) VRDO	0.280%	4/1/10		1,000	1,000
Huber Heights OH City School Dist.	4.750%	12/1/26		500	515
Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.625%	9/1/13	(14)	1,775	1,779
Ohio Common Schools GO VRDO	0.250%	4/8/10		300	300
Ohio State Conservation Projects GO	5.000%	3/1/17		1,885	2,081
Ohio Water Dev. Auth. PCR	5.000%	6/1/17		3,000	3,392
					13,941
Oregon (0.1%)
Portland OR Sewer System Rev.	5.000%	6/15/22	(4)	500	551

Pennsylvania (0.9%)
Chester County PA IDA (Archdiocese of
Philadelphia) VRDO	0.300%	4/1/10	LOC	750	750
Commonwealth Financing Auth. Pennsylvania
Rev.	5.000%	6/1/25	(14)	500	519
Pennsylvania GO	5.000%	9/1/14	(4)	500	571
Pennsylvania GO	5.250%	7/1/15		500	582
Pennsylvania GO	5.375%	7/1/21		1,085	1,289
Pennsylvania GO	5.000%	4/15/28		500	542
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Pittsburgh Medical Center)	5.000%	5/15/31		500	497
Pennsylvania Turnpike Comm. Oil Franchise
Tax Rev.	5.250%	12/1/11	(2)(ETM)	310	313
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/29		500	507
Philadelphia PA Muni. Auth. Rev.	6.375%	4/1/29		500	532

Philadelphia PA School Dist. GO	5.000%	8/1/20	(2)	500	522
					6,624
Puerto Rico (1.7%)
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/21	(14)	500	511
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/21		500	529
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22	(14)	500	529
Puerto Rico GO	6.000%	7/1/27	(14)	500	525
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/22	(3)	500	506
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/25		500	514
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/24	(2)	500	505
Puerto Rico Muni. Finance Agency	5.250%	8/1/22	(11)	500	501
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	5.250%	7/1/14	(3)	2,425	2,565
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	5.500%	7/1/18	(2)	500	522
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	5.250%	7/1/29		500	493
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(ETM)	3,000	3,793
Puerto Rico Sales Tax Financing Corp. Rev.	5.250%	8/1/27		500	520
					12,013
South Carolina (0.6%)
Greenville County SC School Dist. GO	5.000%	12/1/27		500	514
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/24	(14)	1,600	751
South Carolina Jobs Econ. Dev. Auth. Hosp.
Fac. Rev. (Palmetto Health)	5.250%	8/1/24	(4)	1,700	1,765
South Carolina Public Service Auth. Rev.	5.000%	1/1/29		500	531
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/13	(2)	500	557
					4,118
Tennessee (0.3%)
Memphis TN Electric System Rev.	5.000%	12/1/17		500	570
Shelby County TN GO	5.000%	4/1/19		500	573
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/16		500	518
Tennessee GO	5.000%	8/1/14		500	572
					2,233
Texas (2.9%)
Austin TX Combined Util. System Rev.	0.000%	5/15/18	(14)	1,000	735
Austin TX Water & Wastewater System Rev.	5.750%	5/15/10	(14)(Prere.)	2,200	2,215
Board of Regents of the Univ. of Texas System
Rev. Financing System	5.000%	8/15/18		500	576
Central Texas Regional Mobility Auth. Rev.	5.750%	1/1/25		500	499
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse	5.000%	2/15/30		500	530
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/27		500	509
Harris County TX GO	5.000%	8/15/27		500	532
Harris County TX Rev.	5.000%	10/1/23		500	557
Houston TX GO	5.000%	3/1/20		500	557
Houston TX Independent School Dist. GO	5.000%	7/15/15	(4)	500	574
Houston TX Util. System Rev.	5.125%	5/15/28	(14)	500	518
North Texas Tollway Auth. Rev.	6.000%	1/1/20		500	551
North Texas Tollway Auth. Rev.	6.000%	1/1/25		500	538
SA Energy Acquisition Public Fac. Corp. Texas
Gas Supply Rev.	5.250%	8/1/17		500	530
SA Energy Acquisition Public Fac. Corp. Texas
Gas Supply Rev.	5.500%	8/1/19		500	531
San Antonio TX Electric & Gas Rev.	5.000%	2/1/21		905	977

San Antonio TX Electric & Gas System	5.000%	2/1/19		500	568
San Antonio TX Water Rev.	6.500%	5/15/10	(14)(ETM)	25	25
Southwest Texas Higher Educ. Auth. Inc. Rev.
(Southern Methodist Univ.)	5.000%	10/1/16	(2)	260	293
Texas A & M Univ. Rev. Financing System	5.000%	5/15/26		500	545
Texas GO Public Finance Auth.	5.500%	10/1/12		500	536
Texas Muni. Gas Acquisition & Supply Corp.
Rev.	6.250%	12/15/26		500	542
Texas Muni. Power Agency Rev.	0.000%	9/1/15	(14)	3,000	2,564
Texas State Transp. Comm. First Tier	4.750%	4/1/24		500	525
Texas State Transp. Comm. First Tier	5.000%	4/1/25		500	536
Texas State Transp. Comm. First Tier	5.000%	4/1/26		500	533
Texas Tech Univ. Rev. Refunding &
Improvement	5.000%	2/15/28		500	531
Texas Water Finance Assistance GO	5.000%	8/1/24		500	550
Texas Water Finance Assistance GO	5.000%	8/1/25		500	548
Texas Water Finance Assistance GO	5.000%	8/1/26		500	543
Texas Water Finance Assistance GO	5.000%	8/1/27		500	541
					20,309
Utah (0.1%)
Utah GO	5.000%	7/1/16		500	576

Virginia (0.5%)
Fairfax County VA Public Improvement GO	5.000%	10/1/17		500	582
Virginia Public Building Auth. Rev.	5.000%	8/1/24		1,090	1,193
Virginia Public School Auth. Rev.	5.000%	8/1/13		500	560
Virginia Public School Auth. Rev.	5.000%	8/1/19		500	571
Virginia Public School Auth. Rev.	5.000%	8/1/19		500	571
					3,477
Washington (0.8%)
Energy Northwest Washington Electric
Refunding Rev. (Project No. 1)	5.250%	7/1/16		500	578
Energy Northwest Washington Electric
Refunding Rev. (Project No. 1)	5.000%	7/1/17		500	572
1 Energy Northwest Washington Electric
Refunding Rev. (Project No. 3)	5.000%	7/1/16		865	984
Port of Seattle WA Rev.	5.000%	3/1/20	(14)	665	692
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28		500	532
Washington GO	5.700%	10/1/15	(4)	500	555
Washington GO	5.000%	2/1/16		500	568
Washington GO	0.000%	6/1/20	(14)	500	335
Washington GO	5.000%	8/1/20		500	564
Washington GO	5.000%	7/1/21	(4)	500	545
					5,925
Wisconsin (0.6%)
Wisconsin GO	5.750%	5/1/11 (Prere.)		1,340	1,416
Wisconsin GO	5.750%	5/1/11 (Prere.)		1,355	1,431
Wisconsin GO	5.000%	5/1/22		1,060	1,159
Wisconsin GO	5.000%	5/1/23		500	544
					4,550
Total Tax-Exempt Municipal Bonds (Cost $344,235)					353,817
Total Investments (99.6%) (Cost $557,416)					695,608
Other Assets and Liabilities-Net (0.4%)					2,498
Net Assets (100%)					698,106

* Non-income-producing security.

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
March 31, 2010.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	341,791	-	-
Tax-Exempt Municipal Bonds	-	353,817	-
Total	341,791	353,817	-

C. At March 31, 2010, the cost of investment securities for tax purposes was $557,416,000. Net unrealized appreciation of investment securities for tax purposes was $138,192,000, consisting of unrealized gains of $144,505,000 on securities that had risen in value since their purchase and $6,313,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Small Cap Fund

Schedule of Investments
As of March 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (16.8%)
Tractor Supply Co.	146,464	8,502
* Live Nation Entertainment Inc.	578,246	8,385
* Deckers Outdoor Corp.	51,933	7,167
* Carter's Inc.	237,156	7,150
Polaris Industries Inc.	132,518	6,780
* Dress Barn Inc.	240,310	6,286
* Gymboree Corp.	120,753	6,234
Wolverine World Wide Inc.	200,907	5,858
Brunswick Corp.	355,799	5,682
* OfficeMax Inc.	344,106	5,650
* Capella Education Co.	59,452	5,520
Hillenbrand Inc.	250,694	5,513
* Jack in the Box Inc.	230,636	5,431
Men's Wearhouse Inc.	211,696	5,068
* Childrens Place Retail Stores Inc.	109,751	4,889
* Skechers U.S.A. Inc. Class A	134,527	4,886
* HSN Inc.	162,664	4,789
* Jo-Ann Stores Inc.	109,938	4,615
Pool Corp.	200,942	4,549
* Iconix Brand Group Inc.	290,637	4,464
Cracker Barrel Old Country Store Inc.	93,909	4,355
* Coinstar Inc.	127,178	4,133
* PF Chang's China Bistro Inc.	93,142	4,110
* JOS A Bank Clothiers Inc.	75,167	4,108
Buckle Inc.	103,540	3,806
Finish Line Inc. Class A	230,987	3,770
* Buffalo Wild Wings Inc.	74,217	3,571
* CEC Entertainment Inc.	92,645	3,529
* American Public Education Inc.	73,018	3,403
* Blue Nile Inc.	59,893	3,295
* Helen of Troy Ltd.	123,614	3,221
* Group 1 Automotive Inc.	99,398	3,167
* True Religion Apparel Inc.	103,042	3,128
* CROCS Inc.	354,054	3,105
Unifirst Corp.	58,996	3,038
* Hibbett Sports Inc.	117,946	3,017
* Genesco Inc.	96,659	2,997
* Texas Roadhouse Inc. Class A	210,857	2,929
* Liz Claiborne Inc.	391,994	2,913
Arbitron Inc.	109,230	2,912
* Cabela's Inc.	166,419	2,911
Monro Muffler Brake Inc.	80,727	2,887
* Sonic Corp.	250,997	2,774
* Ruby Tuesday Inc.	260,185	2,750
* Meritage Homes Corp.	130,377	2,738
Brown Shoe Co. Inc.	176,818	2,737
* La-Z-Boy Inc.	212,530	2,665
Cato Corp. Class A	121,494	2,605
CKE Restaurants Inc.	226,577	2,508

* DineEquity Inc.	62,735	2,480
* Quiksilver Inc.	522,737	2,473
Stage Stores Inc.	156,747	2,412
* Pinnacle Entertainment Inc.	247,590	2,412
Callaway Golf Co.	269,575	2,378
* Interval Leisure Group Inc.	163,011	2,373
National Presto Industries Inc.	19,906	2,367
* Papa John's International Inc.	90,887	2,337
NutriSystem Inc.	127,025	2,262
Ethan Allen Interiors Inc.	108,584	2,240
PetMed Express Inc.	93,890	2,082
* Peet's Coffee & Tea Inc.	52,212	2,070
* BJ's Restaurants Inc.	87,621	2,042
Fred's Inc. Class A	164,840	1,975
* Steak N Shake Co.	5,039	1,921
* Universal Technical Institute Inc.	83,499	1,905
PEP Boys-Manny Moe & Jack	185,914	1,868
* Shuffle Master Inc.	221,177	1,811
* Zumiez Inc.	86,511	1,773
* Standard Pacific Corp.	389,948	1,763
* Winnebago Industries	120,184	1,756
* Sonic Automotive Inc. Class A	158,921	1,748
* Maidenform Brands Inc.	79,887	1,746
* Drew Industries Inc.	78,306	1,724
* Lumber Liquidators Holdings Inc.	63,821	1,702
* California Pizza Kitchen Inc.	99,550	1,671
* Red Robin Gourmet Burgers Inc.	64,291	1,571
Superior Industries International Inc.	95,498	1,536
* Jakks Pacific Inc.	114,941	1,500
Big 5 Sporting Goods Corp.	88,967	1,354
* Volcom Inc.	67,530	1,318
* RC2 Corp.	87,484	1,310
* Universal Electronics Inc.	56,364	1,259
Haverty Furniture Cos. Inc.	76,832	1,254
Christopher & Banks Corp.	148,263	1,186
* HOT Topic Inc.	182,267	1,185
Oxford Industries Inc.	57,756	1,174
* K-Swiss Inc. Class A	111,367	1,165
* Pre-Paid Legal Services Inc.	30,352	1,149
* M/I Homes Inc.	78,194	1,146
Marcus Corp.	86,260	1,121
* EW Scripps Co. Class A	119,039	1,006
* Stein Mart Inc.	108,178	977
* Perry Ellis International Inc.	42,299	958
Sturm Ruger & Co. Inc.	78,471	941
* MarineMax Inc.	85,395	919
* Tuesday Morning Corp.	130,801	862
Blyth Inc.	24,961	780
Spartan Motors Inc.	137,026	767
Standard Motor Products Inc.	74,475	739
* O'Charleys Inc.	80,153	717
* Ruth's Hospitality Group Inc.	132,287	701
* Midas Inc.	59,340	669
* Kid Brands Inc.	71,748	621
* Audiovox Corp. Class A	79,351	617
* Landry's Restaurants Inc.	33,215	595
* Lithia Motors Inc. Class A	86,296	552
* Arctic Cat Inc.	50,485	548

Skyline Corp.	28,594	532
* Monarch Casino & Resort Inc.	48,184	411
* Multimedia Games Inc.	98,148	383
* Zale Corp.	106,874	293
* Nautilus Inc.	89,440	270
* Movado Group Inc.	4,132	47
		297,924
Consumer Staples (3.1%)
Casey's General Stores Inc.	205,787	6,462
* TreeHouse Foods Inc.	139,226	6,108
* United Natural Foods Inc.	173,994	4,894
Sanderson Farms Inc.	71,932	3,856
Diamond Foods Inc.	85,704	3,603
Lance Inc.	131,904	3,051
* Darling International Inc.	338,323	3,031
* Hain Celestial Group Inc.	167,834	2,912
* Central Garden and Pet Co. Class A	281,836	2,582
J&J Snack Foods Corp.	58,034	2,523
Andersons Inc.	75,336	2,522
WD-40 Co.	68,166	2,238
* Boston Beer Co. Inc. Class A	41,712	2,180
* Alliance One International Inc.	367,213	1,869
Nash Finch Co.	52,849	1,778
Cal-Maine Foods Inc.	52,004	1,762
Spartan Stores Inc.	92,155	1,329
* Great Atlantic & Pacific Tea Co.	121,466	932
Calavo Growers Inc.	48,569	886
Mannatech Inc.	67,056	224
		54,742
Energy (5.0%)
* Oil States International Inc.	204,387	9,267
St. Mary Land & Exploration Co.	255,992	8,911
* Dril-Quip Inc.	122,452	7,450
* SEACOR Holdings Inc.	91,820	7,406
World Fuel Services Corp.	240,148	6,398
* Bristow Group Inc.	144,267	5,443
Holly Corp.	177,095	4,943
CARBO Ceramics Inc.	77,621	4,839
Lufkin Industries Inc.	59,889	4,740
* Swift Energy Co.	152,613	4,691
Penn Virginia Corp.	184,164	4,512
* Tetra Technologies Inc.	310,510	3,794
* ION Geophysical Corp.	474,083	2,333
* Stone Energy Corp.	120,723	2,143
* Petroleum Development Corp.	79,287	1,837
* Hornbeck Offshore Services Inc.	94,710	1,759
* Pioneer Drilling Co.	220,069	1,549
Gulf Island Fabrication Inc.	59,006	1,283
* Matrix Service Co.	107,744	1,159
* Petroquest Energy Inc.	210,141	1,057
* Superior Well Services Inc.	70,253	940
* Seahawk Drilling Inc.	48,596	916
* Basic Energy Services Inc.	83,501	644
		88,014

Exchange-Traded Fund (3.4%)
1 Vanguard REIT ETF	1,233,952	60,242

Financials (14.7%)
* ProAssurance Corp.	131,818	7,717
* Stifel Financial Corp.	125,159	6,727
East West Bancorp Inc.	375,075	6,534
Umpqua Holdings Corp.	465,110	6,167
* Signature Bank	163,358	6,052
Zenith National Insurance Corp.	154,061	5,904
Whitney Holding Corp.	390,755	5,389
UMB Financial Corp.	122,348	4,967
Delphi Financial Group Inc.	194,209	4,886
Hancock Holding Co.	114,669	4,794
Cash America International Inc.	120,159	4,744
Wintrust Financial Corp.	122,556	4,560
First Financial Bankshares Inc.	84,453	4,354
Old National Bancorp	348,324	4,162
* Ezcorp Inc. Class A	199,590	4,112
United Bankshares Inc.	156,702	4,109
First Midwest Bancorp Inc.	300,931	4,078
RLI Corp.	71,367	4,069
Tower Group Inc.	182,537	4,047
National Retail Properties Inc.	168,292	3,842
Glacier Bancorp Inc.	248,697	3,788
* Portfolio Recovery Associates Inc.	67,476	3,702
Selective Insurance Group	218,307	3,624
Entertainment Properties Trust	86,949	3,576
Tanger Factory Outlet Centers	82,544	3,563
First Financial Bancorp	199,479	3,549
Susquehanna Bancshares Inc.	351,530	3,448
BioMed Realty Trust Inc.	201,698	3,336
Home Properties Inc.	71,092	3,327
LaSalle Hotel Properties	140,268	3,268
PrivateBancorp Inc. Class A	235,486	3,226
NBT Bancorp Inc.	141,039	3,223
Community Bank System Inc.	134,932	3,074
Mid-America Apartment Communities Inc.	59,337	3,073
Healthcare Realty Trust Inc.	122,039	2,842
* optionsXpress Holdings Inc.	173,207	2,822
National Penn Bancshares Inc.	408,811	2,821
* Forestar Group Inc.	148,088	2,796
Kilroy Realty Corp.	88,809	2,739
Employers Holdings Inc.	177,141	2,631
* Piper Jaffray Cos.	64,845	2,613
Brookline Bancorp Inc.	243,148	2,587
Infinity Property & Casualty Corp.	56,193	2,553
DiamondRock Hospitality Co.	252,463	2,552
* World Acceptance Corp.	66,703	2,407
* National Financial Partners Corp.	169,843	2,395
Safety Insurance Group Inc.	62,754	2,364
* First Cash Financial Services Inc.	108,510	2,341
* Investment Technology Group Inc.	139,514	2,328
Columbia Banking System Inc.	112,427	2,283
Extra Space Storage Inc.	178,074	2,258
City Holding Co.	65,192	2,235
Sterling Bancshares Inc.	394,957	2,204
Post Properties Inc.	98,866	2,177

* Navigators Group Inc.	55,193	2,171
Independent Bank Corp.	86,297	2,128
First Commonwealth Financial Corp.	314,894	2,113
S&T Bancorp Inc.	99,188	2,073
Home Bancshares Inc.	77,029	2,037
EastGroup Properties Inc.	53,382	2,015
* Pinnacle Financial Partners Inc.	132,147	1,997
Boston Private Financial Holdings Inc.	266,425	1,964
Franklin Street Properties Corp.	135,931	1,961
Sovran Self Storage Inc.	55,966	1,951
Trustco Bank Corp.	314,993	1,943
PS Business Parks Inc.	36,235	1,935
Bank of the Ozarks Inc.	53,303	1,876
Simmons First National Corp. Class A	62,677	1,728
Medical Properties Trust Inc.	164,883	1,728
Colonial Properties Trust	132,019	1,700
United Fire & Casualty Co.	91,966	1,654
* eHealth Inc.	97,494	1,536
* United Community Banks Inc.	336,079	1,482
Acadia Realty Trust	81,919	1,463
Lexington Realty Trust	224,470	1,461
Inland Real Estate Corp.	146,929	1,344
SWS Group Inc.	116,202	1,340
Dime Community Bancshares	106,006	1,339
LTC Properties Inc.	47,878	1,296
* AMERISAFE Inc.	77,832	1,274
Bank Mutual Corp.	191,603	1,245
American Physicians Capital Inc.	37,475	1,197
Tompkins Financial Corp.	31,089	1,134
* Nara Bancorp Inc.	128,176	1,123
* LaBranche & Co. Inc.	204,498	1,076
Stewart Information Services Corp.	75,169	1,037
Pennsylvania Real Estate Investment Trust	82,975	1,035
* TradeStation Group Inc.	132,901	932
Wilshire Bancorp Inc.	81,977	904
Cedar Shopping Centers Inc.	109,849	869
Presidential Life Corp.	86,177	859
Sterling Bancorp	76,301	767
First BanCorp	295,750	713
Urstadt Biddle Properties Inc. Class A	44,601	705
South Financial Group Inc.	875,825	605
* Hanmi Financial Corp.	208,187	500
Rewards Network Inc.	36,268	486
Kite Realty Group Trust	62,508	296
Parkway Properties Inc.	14,636	275
		260,206
Health Care (13.6%)
* Mednax Inc.	191,803	11,161
* Salix Pharmaceuticals Ltd.	224,400	8,359
Cooper Cos. Inc.	183,075	7,118
* Regeneron Pharmaceuticals Inc.	262,274	6,948
* AMERIGROUP Corp.	206,985	6,880
* Catalyst Health Solutions Inc.	155,847	6,449
* Amedisys Inc.	114,667	6,332
* Magellan Health Services Inc.	142,584	6,200
* Haemonetics Corp.	103,467	5,913
* PSS World Medical Inc.	241,923	5,688

West Pharmaceutical Services Inc.	133,748	5,611
* American Medical Systems Holdings Inc.	301,754	5,607
* Parexel International Corp.	234,207	5,459
* Dionex Corp.	71,804	5,370
* HMS Holdings Corp.	104,423	5,325
* Align Technology Inc.	275,183	5,322
* Cubist Pharmaceuticals Inc.	233,210	5,257
Chemed Corp.	91,544	4,978
* Centene Corp.	199,040	4,785
Quality Systems Inc.	75,718	4,652
* Eclipsys Corp.	233,518	4,642
* Viropharma Inc.	318,640	4,343
* Savient Pharmaceuticals Inc.	270,690	3,911
* Integra LifeSciences Holdings Corp.	84,082	3,685
* Healthspring Inc.	201,363	3,544
Invacare Corp.	132,890	3,527
* Par Pharmaceutical Cos. Inc.	140,172	3,476
Meridian Bioscience Inc.	166,937	3,401
* Gentiva Health Services Inc.	120,173	3,399
* inVentiv Health Inc.	138,192	3,104
* Martek Biosciences Corp.	136,802	3,079
* Conmed Corp.	119,754	2,851
* RehabCare Group Inc.	100,284	2,735
* Amsurg Corp. Class A	126,288	2,727
Landauer Inc.	38,429	2,506
* Odyssey HealthCare Inc.	136,414	2,470
* Abaxis Inc.	90,505	2,461
* Genoptix Inc.	68,848	2,443
* Hanger Orthopedic Group Inc.	131,096	2,383
* Phase Forward Inc.	178,037	2,327
* Neogen Corp.	91,530	2,297
* Zoll Medical Corp.	87,062	2,295
* PharMerica Corp.	125,781	2,292
Analogic Corp.	52,865	2,259
* Healthways Inc.	138,996	2,234
* Bio-Reference Labs Inc.	49,097	2,159
* LHC Group Inc.	62,106	2,082
* MWI Veterinary Supply Inc.	50,232	2,029
* Greatbatch Inc.	95,336	2,020
* IPC The Hospitalist Co. Inc.	55,392	1,945
* Cyberonics Inc.	97,994	1,878
* Natus Medical Inc.	116,608	1,855
* Omnicell Inc.	131,247	1,841
* ICU Medical Inc.	52,733	1,817
* Merit Medical Systems Inc.	115,546	1,762
Computer Programs & Systems Inc.	39,904	1,559
* Air Methods Corp.	44,754	1,522
* Symmetry Medical Inc.	147,748	1,483
* SurModics Inc.	68,186	1,428
* Molina Healthcare Inc.	54,786	1,379
* Cross Country Healthcare Inc.	126,972	1,284
* Res-Care Inc.	105,600	1,266
* Almost Family Inc.	33,116	1,248
* eResearchTechnology Inc.	173,179	1,197
* AMN Healthcare Services Inc.	134,408	1,183
* Emergent Biosolutions Inc.	68,199	1,145
* Corvel Corp.	30,371	1,086
* Kensey Nash Corp.	45,883	1,082

Cantel Medical Corp.	52,802	1,048
* Enzo Biochem Inc.	137,692	829
* Palomar Medical Technologies Inc.	74,545	810
* Medcath Corp.	75,027	786
* CryoLife Inc.	119,394	772
* Arqule Inc.	116,740	672
* LCA-Vision Inc.	77,900	648
* Cambrex Corp.	121,106	490
* Kendle International Inc.	24,219	423
* Osteotech Inc.	77,845	305
* Theragenics Corp.	5,390	9
		240,847
Industrials (16.9%)
Gardner Denver Inc.	219,123	9,650
Watsco Inc.	133,587	7,598
Acuity Brands Inc.	175,344	7,401
CLARCOR Inc.	204,956	7,069
Toro Co.	137,783	6,775
* EMCOR Group Inc.	269,195	6,630
Brady Corp. Class A	212,363	6,609
* Moog Inc. Class A	184,059	6,519
Curtiss-Wright Corp.	184,931	6,436
Baldor Electric Co.	171,553	6,416
* Teledyne Technologies Inc.	147,228	6,076
* Esterline Technologies Corp.	120,673	5,965
* Tetra Tech Inc.	248,225	5,719
* United Stationers Inc.	96,810	5,697
Actuant Corp. Class A	273,244	5,342
Belden Inc.	187,855	5,159
Kaydon Corp.	134,809	5,069
Knight Transportation Inc.	234,542	4,947
AO Smith Corp.	93,057	4,892
Triumph Group Inc.	68,476	4,799
* Orbital Sciences Corp.	233,648	4,442
Simpson Manufacturing Co. Inc.	157,568	4,374
* HUB Group Inc. Class A	152,493	4,267
* Insituform Technologies Inc. Class A	160,009	4,258
Mueller Industries Inc.	154,419	4,137
* Geo Group Inc.	206,753	4,098
ABM Industries Inc.	189,938	4,027
Briggs & Stratton Corp.	205,632	4,010
Healthcare Services Group Inc.	178,662	4,000
* AAR Corp.	159,939	3,970
* Old Dominion Freight Line Inc.	114,749	3,831
Applied Industrial Technologies Inc.	152,965	3,801
* SYKES Enterprises Inc.	161,460	3,688
Watts Water Technologies Inc. Class A	118,073	3,667
Heartland Express Inc.	216,616	3,574
* II-VI Inc.	105,012	3,554
* Allegiant Travel Co. Class A	60,366	3,493
ESCO Technologies Inc.	108,555	3,453
Barnes Group Inc.	177,305	3,449
Skywest Inc.	229,058	3,271
Robbins & Myers Inc.	135,350	3,224
Forward Air Corp.	119,220	3,135
Arkansas Best Corp.	104,024	3,108
Universal Forest Products Inc.	76,866	2,961

* TrueBlue Inc.	180,540	2,798
American Science & Engineering Inc.	36,553	2,739
Interface Inc. Class A	231,834	2,685
Kaman Corp.	106,082	2,653
Quanex Building Products Corp.	155,020	2,562
Albany International Corp.	112,780	2,428
* Ceradyne Inc.	105,868	2,402
* EnPro Industries Inc.	82,312	2,394
* Astec Industries Inc.	81,729	2,367
Badger Meter Inc.	61,267	2,359
CIRCOR International Inc.	69,976	2,324
Cubic Corp.	63,931	2,302
* Mobile Mini Inc.	146,038	2,262
* Griffon Corp.	181,429	2,261
Lindsay Corp.	50,976	2,111
John Bean Technologies Corp.	113,776	1,996
G&K Services Inc. Class A	76,488	1,980
Heidrick & Struggles International Inc.	70,223	1,968
Comfort Systems USA Inc.	156,705	1,957
Administaff Inc.	91,626	1,955
* Consolidated Graphics Inc.	46,027	1,906
* Kelly Services Inc. Class A	111,015	1,850
Apogee Enterprises Inc.	115,191	1,821
* Stanley Inc.	63,919	1,808
Bowne & Co. Inc.	157,392	1,757
Viad Corp.	84,699	1,741
AZZ Inc.	50,529	1,710
* SFN Group Inc.	211,348	1,693
Encore Wire Corp.	77,491	1,612
* Aerovironment Inc.	61,264	1,600
* Exponent Inc.	54,910	1,566
Tredegar Corp.	87,718	1,498
* School Specialty Inc.	65,845	1,495
* Gibraltar Industries Inc.	118,104	1,489
* Dycom Industries Inc.	163,444	1,433
* ATC Technology Corp.	82,282	1,412
Standex International Corp.	51,345	1,323
* GenCorp Inc.	206,965	1,192
AAON Inc.	52,019	1,177
Cascade Corp.	35,783	1,153
* Powell Industries Inc.	35,425	1,152
* Vicor Corp.	80,846	1,116
Applied Signal Technology Inc.	54,236	1,062
* On Assignment Inc.	148,587	1,059
* NCI Building Systems Inc.	70,454	778
CDI Corp.	52,584	771
* Lydall Inc.	71,117	558
* Volt Information Sciences Inc.	51,119	522
Standard Register Co.	53,624	287
Lawson Products Inc.	16,814	260
* Magnetek Inc.	133,016	223
		300,087
Information Technology (18.0%)
* Skyworks Solutions Inc.	711,494	11,099
* Varian Semiconductor Equipment Associates Inc.	302,867	10,031
* Cypress Semiconductor Corp.	658,626	7,574
* Concur Technologies Inc.	173,946	7,134

* Veeco Instruments Inc.	162,314	7,061
* Arris Group Inc.	508,173	6,103
* CACI International Inc. Class A	121,059	5,914
* Microsemi Corp.	337,151	5,846
* Plexus Corp.	161,698	5,826
* Anixter International Inc.	117,208	5,491
* Benchmark Electronics Inc.	261,260	5,419
* Viasat Inc.	154,594	5,351
* Blue Coat Systems Inc.	169,170	5,251
* Progress Software Corp.	166,631	5,237
* Cybersource Corp.	283,639	5,003
* Tekelec	272,452	4,948
* Wright Express Corp.	153,507	4,624
* Cymer Inc.	121,741	4,541
Blackbaud Inc.	178,930	4,507
MAXIMUS Inc.	72,573	4,422
* TriQuint Semiconductor Inc.	623,752	4,366
* j2 Global Communications Inc.	185,336	4,337
* Tessera Technologies Inc.	200,397	4,064
* Websense Inc.	176,102	4,010
* JDA Software Group Inc.	143,801	4,001
* Taleo Corp. Class A	154,206	3,996
* MKS Instruments Inc.	203,650	3,990
* Hittite Microwave Corp.	86,492	3,803
* Synaptics Inc.	136,856	3,779
* Netgear Inc.	142,250	3,713
* CommVault Systems Inc.	172,780	3,689
* Comtech Telecommunications Corp.	114,913	3,676
* Cabot Microelectronics Corp.	96,513	3,651
* Checkpoint Systems Inc.	160,416	3,548
* FEI Co.	154,674	3,544
* Littelfuse Inc.	89,617	3,406
* Take-Two Interactive Software Inc.	333,052	3,281
* Diodes Inc.	141,064	3,160
* Scansource Inc.	109,274	3,145
* CSG Systems International Inc.	144,487	3,028
Cognex Corp.	163,145	3,017
* Intermec Inc.	204,045	2,893
Heartland Payment Systems Inc.	153,647	2,858
* DealerTrack Holdings Inc.	166,043	2,836
* Insight Enterprises Inc.	188,851	2,712
United Online Inc.	347,254	2,597
* SYNNEX Corp.	85,670	2,532
* Harmonic Inc.	395,012	2,493
* ATMI Inc.	129,063	2,492
* DTS Inc.	72,012	2,451
Park Electrochemical Corp.	84,461	2,427
* Manhattan Associates Inc.	93,328	2,378
* Brooks Automation Inc.	265,324	2,340
* TeleTech Holdings Inc.	132,823	2,269
* Advanced Energy Industries Inc.	136,183	2,255
Black Box Corp.	72,205	2,221
* Tyler Technologies Inc.	114,836	2,152
* Standard Microsystems Corp.	91,170	2,122
* Brightpoint Inc.	279,016	2,101
* Netscout Systems Inc.	140,642	2,080
* Kulicke & Soffa Industries Inc.	281,800	2,043
* Stratasys Inc.	83,394	2,033

MTS Systems Corp.	68,369	1,985
Micrel Inc.	180,485	1,924
* Ebix Inc.	120,115	1,918
* THQ Inc.	271,461	1,903
* Rogers Corp.	64,783	1,879
* Newport Corp.	149,178	1,865
* Forrester Research Inc.	61,094	1,837
* Epicor Software Corp.	190,301	1,819
* FARO Technologies Inc.	67,119	1,728
* EPIQ Systems Inc.	135,825	1,688
* Adaptec Inc.	497,697	1,627
* comScore Inc.	97,368	1,625
* Avid Technology Inc.	117,884	1,624
* Radiant Systems Inc.	113,667	1,622
* Infospace Inc.	145,471	1,607
* Compellent Technologies Inc.	90,897	1,595
* TTM Technologies Inc.	177,873	1,580
Methode Electronics Inc.	155,072	1,535
* Actel Corp.	107,868	1,494
* Electro Scientific Industries Inc.	112,761	1,444
* Perficient Inc.	128,153	1,444
* Supertex Inc.	53,262	1,363
* Mercury Computer Systems Inc.	97,004	1,331
Cohu Inc.	96,547	1,329
* Ultratech Inc.	97,646	1,328
CTS Corp.	140,018	1,319
* Sigma Designs Inc.	111,617	1,309
* Exar Corp.	179,214	1,263
* Intevac Inc.	91,114	1,259
* Pericom Semiconductor Corp.	105,413	1,129
* Rudolph Technologies Inc.	130,160	1,116
* Sonic Solutions Inc.	118,457	1,110
* Digi International Inc.	101,731	1,082
Daktronics Inc.	141,629	1,079
* Smith Micro Software Inc.	121,096	1,071
* Symmetricom Inc.	180,575	1,053
* Ciber Inc.	281,159	1,052
* EMS Technologies Inc.	62,897	1,044
* Kopin Corp.	275,265	1,019
Bel Fuse Inc. Class B	48,743	982
* Interactive Intelligence Inc.	51,716	967
* Knot Inc.	123,560	966
Agilysys Inc.	85,441	954
* Radisys Corp.	98,760	885
* Novatel Wireless Inc.	128,824	867
* NCI Inc. Class A	27,781	840
* DSP Group Inc.	94,905	791
Technitrol Inc.	148,345	783
* Network Equipment Technologies Inc.	125,075	689
* Gerber Scientific Inc.	101,855	633
* Integral Systems Inc.	64,180	618
* Hutchinson Technology Inc.	96,472	602
* Stamps.com Inc.	49,740	502
* PC-Tel Inc.	78,817	487
* Phoenix Technologies Ltd.	133,507	430
Keithley Instruments Inc.	57,653	381
* StarTek Inc.	51,025	355
* Tollgrade Communications Inc.	54,855	345

* LoJack Corp.	74,712	309
		319,256
Materials (4.5%)
Rock-Tenn Co. Class A	157,271	7,167
NewMarket Corp.	47,855	4,929
Eagle Materials Inc.	176,315	4,679
HB Fuller Co.	195,811	4,545
* OM Group Inc.	123,811	4,195
* Calgon Carbon Corp.	229,043	3,921
* PolyOne Corp.	381,236	3,904
Texas Industries Inc.	111,610	3,814
* RTI International Metals Inc.	122,199	3,706
Arch Chemicals Inc.	103,145	3,547
Schweitzer-Mauduit International Inc.	70,646	3,360
* Century Aluminum Co.	228,370	3,142
Balchem Corp.	114,889	2,832
AMCOL International Corp.	101,043	2,748
A Schulman Inc.	107,415	2,628
* Clearwater Paper Corp.	46,888	2,309
* Buckeye Technologies Inc.	160,137	2,095
Zep Inc.	88,948	1,946
Deltic Timber Corp.	43,720	1,926
* Brush Engineered Materials Inc.	83,196	1,878
* Wausau Paper Corp.	201,690	1,722
Stepan Co.	30,536	1,707
Quaker Chemical Corp.	45,610	1,237
Olympic Steel Inc.	37,360	1,220
Myers Industries Inc.	116,390	1,220
* Headwaters Inc.	234,158	1,075
Neenah Paper Inc.	60,305	955
American Vanguard Corp.	85,766	699
AM Castle & Co.	48,905	640
* Penford Corp.	47,160	483
		80,229
Telecommunication Services (0.6%)
Iowa Telecommunications Services Inc.	134,988	2,254
* Neutral Tandem Inc.	137,753	2,201
NTELOS Holdings Corp.	122,633	2,182
* Cbeyond Inc.	106,060	1,451
USA Mobility Inc.	93,692	1,187
* General Communication Inc. Class A	185,904	1,073
		10,348
Utilities (3.3%)
Piedmont Natural Gas Co. Inc.	295,948	8,162
New Jersey Resources Corp.	167,368	6,286
Southwest Gas Corp.	182,278	5,454
South Jersey Industries Inc.	121,727	5,111
Northwest Natural Gas Co.	107,594	5,014
Avista Corp.	222,394	4,606
Unisource Energy Corp.	143,925	4,525
Allete Inc.	119,750	4,009
* El Paso Electric Co.	179,577	3,699
UIL Holdings Corp.	123,141	3,386
Laclede Group Inc.	91,218	3,076
CH Energy Group Inc.	65,048	2,657
American States Water Co.	76,094	2,641

Central Vermont Public Service Corp.		48,145	971
			59,597
Total Common Stocks (Cost $1,446,238)			1,771,492
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
2 Vanguard Market Liquidity Fund
(Cost $8,714)	0.183%	8,714,036	8,714

Total Investments (100.4%) (Cost $1,454,952)			1,780,206
Other Assets and Liabilities-Net (-0.4%)			(7,532)
Net Assets (100%)			1,772,674

* Non-income-producing security.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At March 31, 2010, the cost of investment securities for tax purposes was $1,454,952,000. Net unrealized appreciation of investment securities for tax purposes was $325,254,000, consisting of unrealized gains of $420,973,000 on securities that had risen in value since their purchase and $95,719,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed International Fund

Schedule of Investments
As of March 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Australia (8.4%)
BHP Billiton Ltd.	2,023,601	81,170
Commonwealth Bank of Australia	924,715	47,690
Westpac Banking Corp.	1,773,321	45,241
Australia & New Zealand Banking Group Ltd.	1,523,888	35,419
National Australia Bank Ltd.	1,274,277	32,151
Woolworths Ltd.	770,486	19,790
Rio Tinto Ltd.	263,895	18,957
Wesfarmers Ltd.	607,742	17,709
Woodside Petroleum Ltd.	337,483	14,524
QBE Insurance Group Ltd.	624,180	11,916
CSL Ltd.	342,459	11,439
Newcrest Mining Ltd.	295,080	8,897
Macquarie Group Ltd.	204,169	8,830
Origin Energy Ltd.	563,997	8,561
Telstra Corp. Ltd.	2,786,897	7,641
AMP Ltd.	1,272,325	7,300
Santos Ltd.	521,738	7,022
Suncorp-Metway Ltd.	805,557	6,304
Brambles Ltd.	928,234	6,261
Foster's Group Ltd.	1,267,074	6,143
Orica Ltd.	237,729	5,835
Amcor Ltd.	838,529	4,914
Insurance Australia Group Ltd.	1,358,959	4,833
AGL Energy Ltd.	300,807	4,145
AXA Asia Pacific Holdings Ltd.	694,600	4,022
Transurban Group	828,798	3,838
Coca-Cola Amatil Ltd.	363,429	3,749
Computershare Ltd.	315,704	3,622
ASX Ltd.	115,839	3,603
Leighton Holdings Ltd.	98,323	3,512
Sonic Healthcare Ltd.	259,128	3,415
* Fortescue Metals Group Ltd.	746,026	3,350
Incitec Pivot Ltd.	1,010,689	3,211
BlueScope Steel Ltd.	1,157,543	3,086
Lend Lease Group	380,584	3,022
* Asciano Group	1,682,234	2,919
OneSteel Ltd.	812,040	2,904
Alumina Ltd.	1,812,650	2,841
Toll Holdings Ltd.	415,536	2,826
WorleyParsons Ltd.	120,585	2,814
TABCORP Holdings Ltd.	442,968	2,801
Cochlear Ltd.	41,671	2,782
Wesfarmers Ltd. Price Protected Shares	93,546	2,733
* OZ Minerals Ltd.	2,422,142	2,547
Qantas Airways Ltd.	897,952	2,336
Fairfax Media Ltd.	1,363,193	2,249
Crown Ltd.	298,990	2,242
Boral Ltd.	434,448	2,233
* James Hardie Industries SE	329,868	2,198

Metcash Ltd.	540,008	2,050
Bendigo and Adelaide Bank Ltd.	218,117	2,000
Sims Metal Management Ltd.	90,364	1,781
Tatts Group Ltd.	786,376	1,774
CSR Ltd.	1,141,183	1,732
* Arrow Energy Ltd.	369,834	1,705
* Paladin Energy Ltd.	438,364	1,588
Goodman Fielder Ltd.	1,130,235	1,480
Harvey Norman Holdings Ltd.	414,112	1,373
Billabong International Ltd.	127,462	1,318
Aristocrat Leisure Ltd.	315,744	1,310
MAp Group	448,081	1,269
SP AusNet	1,331,712	1,105
Caltex Australia Ltd.	98,370	1,019
Nufarm Ltd.	110,068	830
Energy Resources of Australia Ltd.	47,161	818
Sims Metal Management Ltd. ADR	3,072	60
		520,759
Austria (0.3%)
Erste Group Bank AG	114,465	4,795
OMV AG	95,927	3,597
Telekom Austria AG	216,204	3,023
Voestalpine AG	67,848	2,735
Verbund - Oesterreichische Elektrizitaetswirtschafts AG Class A	51,645	2,046
Raiffeisen International Bank Holding AG	37,863	1,799
Vienna Insurance Group	31,481	1,658
		19,653
Belgium (0.9%)
Anheuser-Busch InBev NV	436,007	21,930
Delhaize Group SA	68,038	5,461
* KBC Groep NV	109,871	5,292
* Fortis	1,337,952	4,737
Solvay SA Class A	39,307	4,035
Belgacom SA	101,598	3,968
UCB SA	70,758	3,019
Umicore	86,534	3,018
Colruyt SA	11,113	2,735
* Dexia SA	360,641	2,144
Mobistar SA	25,705	1,582
		57,921
Denmark (0.9%)
Novo Nordisk A/S Class B	261,594	20,194
* Danske Bank A/S	278,780	6,841
* Vestas Wind Systems A/S	120,321	6,546
AP Moller - Maersk A/S Class B	803	6,120
Carlsberg A/S Class B	66,741	5,595
Novozymes A/S	26,727	2,957
AP Moller - Maersk A/S	331	2,409
DSV A/S	124,350	2,220
Coloplast A/S Class B	14,275	1,571
* Topdanmark A/S	10,056	1,309
* William Demant Holding	14,500	1,025
TrygVesta AS	14,655	967
H Lundbeck A/S	31,614	593
		58,347

Finland (1.2%)
Nokia Oyj	2,257,633	35,183
Sampo Oyj	259,270	6,873
Fortum Oyj	273,339	6,690
Kone Oyj Class B	95,962	3,966
UPM-Kymmene Oyj	296,061	3,926
Wartsila Oyj	54,775	2,774
Stora Enso Oyj	336,005	2,558
Metso Oyj	68,400	2,208
Nokian Renkaat Oyj	70,610	1,833
Neste Oil Oyj	89,982	1,570
Kesko Oyj Class B	39,860	1,569
Outokumpu Oyj	71,000	1,560
Elisa Oyj	62,893	1,296
Sanoma Oyj	54,376	1,204
Pohjola Bank PLC	98,387	1,104
Rautaruukki Oyj	50,770	1,098
Orion Oyj Class B	43,772	967
		76,379
France (10.6%)
Total SA	1,273,449	73,909
Sanofi-Aventis SA	634,223	47,331
BNP Paribas	570,517	43,728
GDF Suez	747,578	28,899
France Telecom SA	1,114,467	26,695
Societe Generale	378,442	23,751
ArcelorMittal	517,623	22,695
AXA SA	1,021,987	22,673
Vivendi SA	747,398	19,986
Danone	331,682	19,976
Carrefour SA	382,863	18,447
Air Liquide SA	151,553	18,205
LVMH Moet Hennessy Louis Vuitton SA	148,033	17,293
Schneider Electric SA	142,485	16,646
Vinci SA	264,819	15,590
L'Oreal SA	144,952	15,244
Unibail-Rodamco SE	55,975	11,332
Cie de St-Gobain	230,118	11,051
Pernod-Ricard SA	120,563	10,230
Credit Agricole SA	553,837	9,674
Lafarge SA	121,742	8,551
Veolia Environnement	234,946	8,126
Cie Generale d'Optique Essilor International SA	120,200	7,676
EDF SA	140,732	7,672
Alstom SA	122,751	7,643
Bouygues SA	137,444	6,896
Vallourec SA	34,083	6,878
Cie Generale des Etablissements Michelin Class B	91,012	6,703
PPR	47,028	6,252
* Renault SA	114,552	5,352
Technip SA	64,439	5,231
Accor SA	90,499	5,008
European Aeronautic Defence and Space Co. NV	245,990	4,942
Hermes International	32,948	4,577
* Alcatel-Lucent	1,428,436	4,493
Cap Gemini SA	91,077	4,478
SES SA	167,709	4,233

STMicroelectronics NV	423,300	4,201
Christian Dior SA	37,331	3,979
Suez Environnement Co.	169,389	3,896
Sodexo	54,984	3,279
Safran SA	121,784	3,173
Publicis Groupe SA	73,915	3,159
Lagardere SCA	74,428	3,009
* Peugeot SA	96,446	2,833
Groupe Eurotunnel SA	277,788	2,830
Casino Guichard Perrachon SA	33,362	2,820
* Natixis	511,798	2,744
* Cie Generale de Geophysique-Veritas	93,419	2,645
Dassault Systemes SA	41,377	2,447
SCOR SE	96,464	2,440
Klepierre	58,319	2,285
CNP Assurances	24,002	2,265
Thales SA	56,203	2,257
Eutelsat Communications	57,205	2,034
Legrand SA	60,638	1,915
ICADE	15,649	1,744
Fonciere Des Regions	15,543	1,710
Bureau Veritas SA	32,082	1,702
* Atos Origin SA	30,852	1,550
* Air France-KLM	91,289	1,442
Neopost SA	17,842	1,426
Gecina SA	12,817	1,419
Aeroports de Paris	16,896	1,390
Societe Television Francaise 1	69,220	1,282
Eiffage SA	22,965	1,187
Imerys SA	19,080	1,174
Societe BIC SA	15,014	1,151
Eramet	3,106	1,066
* JC Decaux SA	36,862	1,028
M6-Metropole Television	39,238	1,013
BioMerieux	8,270	949
* Societe Des Autoroutes Paris-Rhin-Rhone	12,617	910
PagesJaunes Groupe	77,746	892
Iliad SA	8,644	890
Ipsen SA	14,062	687
		656,889
Germany (7.9%)
Siemens AG	495,080	49,467
E.ON AG	1,142,989	42,257
BASF SE	553,119	34,237
Allianz SE	272,629	34,122
Bayer AG	497,109	33,590
Deutsche Bank AG	357,816	27,467
Daimler AG	543,433	25,542
SAP AG	516,027	24,983
Deutsche Telekom AG	1,708,745	23,092
RWE AG	252,249	22,378
Muenchener Rueckversicherungs AG	119,331	19,358
Linde AG	92,163	10,993
Bayerische Motoren Werke AG	202,810	9,356
Deutsche Post AG	513,817	8,899
Deutsche Boerse AG	119,568	8,847
Volkswagen AG Prior Pfd.	88,874	8,146

ThyssenKrupp AG	204,151	7,000
Adidas AG	124,052	6,632
Fresenius Medical Care AG & Co. KGaA	117,657	6,629
K&S AG	100,340	6,080
Henkel AG & Co. KGaA Prior Pfd.	109,805	5,914
MAN SE	65,584	5,486
HeidelbergCement AG	82,099	4,570
* Infineon Technologies AG	631,900	4,376
Metro AG	70,492	4,182
* Commerzbank AG	441,782	3,764
Fresenius SE Prior Pfd.	47,032	3,552
Henkel AG & Co. KGaA	75,114	3,477
Porsche Automobil Holding SE Prior Pfd.	55,246	3,374
Beiersdorf AG	55,045	3,291
Merck KGAA	37,401	3,032
* QIAGEN NV	130,307	3,003
Salzgitter AG	25,152	2,330
Deutsche Lufthansa AG	129,430	2,145
Hochtief AG	25,433	2,134
GEA Group AG	89,132	2,065
Volkswagen AG	19,675	1,902
Celesio AG	56,697	1,812
* Deutsche Postbank AG	56,402	1,805
RWE AG Prior Pfd.	21,939	1,804
* Hannover Rueckversicherung AG	34,350	1,694
Fraport AG Frankfurt Airport Services Worldwide	25,337	1,332
Wacker Chemie AG	8,832	1,318
Bayerische Motoren Werke AG Prior Pfd.	36,213	1,284
Fresenius SE	16,240	1,209
Puma AG Rudolf Dassler Sport	3,561	1,128
* TUI AG	98,824	1,109
* United Internet AG	72,469	1,100
Suedzucker AG	46,606	1,027
Solarworld AG	56,529	850
* Volkswagen AG Pfd. Rights 04/13/2010	83,428	52
		485,196
Greece (0.4%)
* National Bank of Greece SA ADR	1,673,432	6,794
OPAP SA	127,844	2,905
Coca Cola Hellenic Bottling Co. SA	105,728	2,846
* Alpha Bank AE	263,169	2,498
Bank of Cyprus Public Co. Ltd.	315,309	1,989
Hellenic Telecommunications Organization SA ADR	306,185	1,923
* EFG Eurobank Ergasias SA	195,572	1,796
* Piraeus Bank SA	173,903	1,519
* Public Power Corp. SA	72,430	1,272
* National Bank of Greece SA	52,587	1,061
Marfin Investment Group SA	455,922	1,047
Titan Cement Co. SA	30,710	813
Hellenic Petroleum SA	43,410	498
Hellenic Telecommunications Organization SA	21,242	264
		27,225
Hong Kong (2.4%)
Sun Hung Kai Properties Ltd.	860,064	12,906
Cheung Kong Holdings Ltd.	849,500	10,924
Hong Kong Exchanges and Clearing Ltd.	625,000	10,407
Hutchison Whampoa Ltd.	1,300,512	9,498

CLP Holdings Ltd.	1,305,432	9,330
Li & Fung Ltd.	1,494,835	7,352
Hang Seng Bank Ltd.	469,743	6,536
Hong Kong & China Gas Co. Ltd.	2,482,433	6,185
Esprit Holdings Ltd.	731,528	5,765
Swire Pacific Ltd.	478,588	5,753
Hang Lung Properties Ltd.	1,387,810	5,584
Hongkong Electric Holdings Ltd.	908,600	5,389
BOC Hong Kong Holdings Ltd.	2,160,500	5,141
Wharf Holdings Ltd.	864,741	4,865
Henderson Land Development Co. Ltd.	691,006	4,857
Bank of East Asia Ltd.	986,263	3,622
New World Development Ltd.	1,621,750	3,167
MTR Corp.	820,000	3,102
Kerry Properties Ltd.	521,500	2,793
Hang Lung Group Ltd.	516,000	2,733
Sino Land Co. Ltd.	1,111,000	2,172
Wheelock & Co. Ltd.	731,000	2,153
Shangri-La Asia Ltd.	1,046,510	2,051
* Sands China Ltd.	1,089,600	1,732
* Foxconn International Holdings Ltd.	1,604,000	1,689
Hysan Development Co. Ltd.	545,000	1,574
* Cathay Pacific Airways Ltd.	575,770	1,211
Hopewell Holdings Ltd.	397,500	1,177
Yue Yuen Industrial Holdings Ltd.	318,000	1,106
Orient Overseas International Ltd.	139,300	1,031
Wing Hang Bank Ltd.	109,500	1,000
ASM Pacific Technology Ltd.	104,700	990
Cheung Kong Infrastructure Holdings Ltd.	220,000	851
NWS Holdings Ltd.	404,000	805
PCCW Ltd.	2,596,000	773
Television Broadcasts Ltd.	133,000	644
Lifestyle International Holdings Ltd.	247,000	445
Hong Kong Aircraft Engineering Co. Ltd.	28,800	363
		147,676
Ireland (0.3%)
CRH PLC	418,849	10,448
Kerry Group PLC Class A	88,518	2,752
* Elan Corp. PLC	317,191	2,403
* Ryanair Holdings PLC	187,533	932
* Anglo Irish Bank Corp. Ltd.	257,065	75
		16,610
Italy (3.3%)
ENI SPA	1,566,934	36,755
* UniCredit SPA	9,796,472	28,886
Enel SPA	3,962,567	22,147
* Intesa Sanpaolo SPA (Registered)	4,646,168	17,303
Assicurazioni Generali SPA	703,501	16,895
Telecom Italia SPA	6,137,707	8,825
* Fiat SPA	475,348	6,186
Saipem SPA	154,748	5,986
Tenaris SA	271,893	5,863
Unione di Banche Italiane SCPA	355,691	4,798
Telecom Italia SPA	3,785,689	4,271
Snam Rete Gas SPA	795,983	4,033
Atlantia SPA	160,467	3,747
Mediaset SPA	424,707	3,647

Terna Rete Elettrica Nazionale SPA	822,872	3,556
Finmeccanica SPA	254,149	3,391
* Mediobanca SPA	299,319	3,216
Parmalat SPA	1,082,531	2,965
Banco Popolare SC	355,148	2,465
Banca Monte dei Paschi di Siena SPA	1,417,368	2,095
Luxottica Group SPA	64,843	1,737
Banca Popolare di Milano Scarl	256,945	1,595
Intesa Sanpaolo SPA (Bearer)	529,860	1,584
Banca Carige SPA	416,195	1,138
* Pirelli & C SPA	1,849,112	1,136
Prysmian SPA	52,980	1,041
Exor SPA	51,809	900
A2A SPA	469,279	880
* Autogrill SPA	71,531	871
Mediolanum SPA	134,176	786
Fondiaria-Sai SPA	46,816	703
Italcementi SPA	55,995	647
* Unipol Gruppo Finanziario SPA	451,536	509
		200,557
Japan (22.4%)
Toyota Motor Corp.	1,773,218	71,300
Mitsubishi UFJ Financial Group Inc.	7,551,444	39,582
Honda Motor Co. Ltd.	1,002,000	35,319
Canon Inc.	642,233	29,707
Sumitomo Mitsui Financial Group Inc.	768,758	25,469
Sony Corp.	607,000	23,258
Nintendo Co. Ltd.	60,300	20,222
Takeda Pharmaceutical Co. Ltd.	455,894	20,075
Mitsubishi Corp.	763,686	20,054
Tokyo Electric Power Co. Inc.	735,570	19,619
Panasonic Corp.	1,186,853	18,196
Mitsui & Co. Ltd.	1,048,100	17,647
Nomura Holdings Inc.	2,252,577	16,529
Mizuho Financial Group Inc.	8,267,741	16,346
Shin-Etsu Chemical Co. Ltd.	249,300	14,508
East Japan Railway Co.	205,900	14,326
NTT DoCoMo Inc.	9,231	14,049
Nippon Telegraph & Telephone Corp.	314,500	13,233
* Nissan Motor Co. Ltd.	1,516,700	13,025
Fanuc Ltd.	116,900	12,425
Tokio Marine Holdings Inc.	438,900	12,373
Toshiba Corp.	2,387,000	12,355
Komatsu Ltd.	584,100	12,272
Nippon Steel Corp.	3,112,970	12,241
JFE Holdings Inc.	298,400	12,039
Mitsubishi Estate Co. Ltd.	730,935	11,979
Seven & I Holdings Co. Ltd.	478,720	11,581
Softbank Corp.	459,300	11,334
Mitsubishi Electric Corp.	1,208,000	11,122
Kansai Electric Power Co. Inc.	473,050	10,844
Chubu Electric Power Co. Inc.	412,300	10,312
Astellas Pharma Inc.	281,314	10,190
Japan Tobacco Inc.	2,737	10,189
Hitachi Ltd.	2,661,758	9,903
Kyocera Corp.	99,100	9,673
FUJIFILM Holdings Corp.	280,600	9,665

KDDI Corp.	1,772	9,173
Denso Corp.	298,000	8,894
Mitsui Fudosan Co. Ltd.	515,000	8,766
Kao Corp.	329,401	8,354
ITOCHU Corp.	944,000	8,286
Sumitomo Corp.	686,000	7,900
Sharp Corp.	626,000	7,839
Daiichi Sankyo Co. Ltd.	415,063	7,782
Kirin Holdings Co. Ltd.	527,000	7,781
Mitsubishi Heavy Industries Ltd.	1,862,000	7,724
Fujitsu Ltd.	1,162,000	7,628
Murata Manufacturing Co. Ltd.	131,100	7,460
Central Japan Railway Co.	960	7,318
Nidec Corp.	67,700	7,259
Asahi Glass Co. Ltd.	621,035	7,005
Tokyo Electron Ltd.	104,900	6,971
Hoya Corp.	252,000	6,939
MS&AD Insurance Group Holdings	247,264	6,877
Ricoh Co. Ltd.	421,000	6,594
Bridgestone Corp.	376,831	6,449
Tokyo Gas Co. Ltd.	1,448,000	6,387
Marubeni Corp.	1,024,000	6,374
Kubota Corp.	695,000	6,346
Keyence Corp.	25,808	6,179
Sumitomo Metal Industries Ltd.	1,971,000	5,975
Daikin Industries Ltd.	144,600	5,926
Sumitomo Electric Industries Ltd.	481,700	5,918
Tohoku Electric Power Co. Inc.	273,500	5,786
Secom Co. Ltd.	128,700	5,635
Terumo Corp.	105,500	5,625
Eisai Co. Ltd.	156,300	5,573
Daiwa Securities Group Inc.	1,030,000	5,429
Mitsui OSK Lines Ltd.	742,000	5,336
Sumitomo Trust & Banking Co. Ltd.	901,000	5,296
Kyushu Electric Power Co. Inc.	242,100	5,274
Fast Retailing Co. Ltd.	29,500	5,131
Toray Industries Inc.	860,000	5,031
Sumitomo Metal Mining Co. Ltd.	337,000	5,014
Suzuki Motor Corp.	220,500	4,869
Dai Nippon Printing Co. Ltd.	358,800	4,853
TDK Corp.	71,900	4,793
Shiseido Co. Ltd.	219,700	4,781
Sumitomo Chemical Co. Ltd.	975,000	4,774
Aeon Co. Ltd.	415,373	4,720
SMC Corp.	34,700	4,719
Nikon Corp.	208,700	4,563
Sumitomo Realty & Development Co. Ltd.	239,000	4,561
Rohm Co. Ltd.	60,900	4,557
NEC Corp.	1,503,400	4,528
Olympus Corp.	135,100	4,343
Osaka Gas Co. Ltd.	1,206,000	4,324
Ajinomoto Co. Inc.	431,000	4,273
Asahi Breweries Ltd.	224,800	4,218
Nitto Denko Corp.	108,200	4,202
Yamada Denki Co. Ltd.	56,810	4,198
Sompo Japan Insurance Inc.	590,000	4,095
Nippon Oil Corp.	815,000	4,080
Asahi Kasei Corp.	745,000	4,013

Mitsubishi Chemical Holdings Corp.	778,000	3,984
Resona Holdings Inc.	313,600	3,974
T&D Holdings Inc.	165,240	3,921
Inpex Corp.	518	3,804
Aisin Seiki Co. Ltd.	126,300	3,793
Bank of Yokohama Ltd.	764,000	3,749
West Japan Railway Co.	1,086	3,742
Konica Minolta Holdings Inc.	319,000	3,731
Shionogi & Co. Ltd.	194,700	3,706
Daiwa House Industry Co. Ltd.	319,000	3,606
JS Group Corp.	174,012	3,545
Kobe Steel Ltd.	1,627,000	3,503
Toppan Printing Co. Ltd.	385,000	3,482
Yamato Holdings Co. Ltd.	246,000	3,462
Shizuoka Bank Ltd.	394,000	3,440
Yahoo! Japan Corp.	9,367	3,417
Odakyu Electric Railway Co. Ltd.	410,000	3,414
Nippon Yusen KK	860,000	3,401
Kintetsu Corp.	1,088,190	3,389
Hankyu Hanshin Holdings Inc.	723,304	3,355
NGK Insulators Ltd.	164,000	3,353
Omron Corp.	142,700	3,319
Nippon Electric Glass Co. Ltd.	228,500	3,225
Chugoku Electric Power Co. Inc.	160,000	3,182
* Mitsubishi Motors Corp.	2,298,000	3,129
Chiba Bank Ltd.	520,000	3,113
Tokyu Corp.	739,000	3,094
Kuraray Co. Ltd.	226,000	3,045
Sekisui House Ltd.	299,859	3,001
Rakuten Inc.	4,145	2,999
Electric Power Development Co. Ltd.	90,040	2,969
Shikoku Electric Power Co.	102,900	2,918
Tobu Railway Co. Ltd.	517,000	2,872
Dentsu Inc.	107,300	2,823
Nippon Mining Holdings Inc.	603,000	2,815
Ibiden Co. Ltd.	79,800	2,754
Chugai Pharmaceutical Co. Ltd.	145,800	2,739
Mazda Motor Corp.	961,000	2,711
NTT Data Corp.	805	2,684
JGC Corp.	150,000	2,678
Advantest Corp.	105,500	2,645
Panasonic Electric Works Co. Ltd.	208,000	2,629
Kawasaki Heavy Industries Ltd.	940,000	2,600
OJI Paper Co. Ltd.	590,000	2,589
Keio Corp.	377,000	2,547
JSR Corp.	120,700	2,520
Hirose Electric Co. Ltd.	21,700	2,506
Makita Corp.	75,200	2,482
Daito Trust Construction Co. Ltd.	51,300	2,480
Japan Steel Works Ltd.	214,513	2,461
Trend Micro Inc.	69,600	2,430
Keihin Electric Express Railway Co. Ltd.	295,000	2,424
Ono Pharmaceutical Co. Ltd.	53,800	2,398
NSK Ltd.	300,000	2,373
Hokkaido Electric Power Co. Inc.	122,600	2,353
Hokuriku Electric Power Co.	106,800	2,350
Nippon Express Co. Ltd.	544,000	2,343
* Yamaha Motor Co. Ltd.	155,600	2,338

Nipponkoa Insurance Co. Ltd.	372,000	2,337
Unicharm Corp.	23,600	2,279
Toyota Tsusho Corp.	144,193	2,265
Chuo Mitsui Trust Holdings Inc.	598,100	2,251
Amada Co. Ltd.	266,000	2,234
Sumitomo Heavy Industries Ltd.	367,000	2,214
SBI Holdings Inc.	11,121	2,199
Teijin Ltd.	654,000	2,198
Mitsubishi Tanabe Pharma Corp.	155,000	2,190
Furukawa Electric Co. Ltd.	419,000	2,181
Obayashi Corp.	490,000	2,178
Isetan Mitsukoshi Holdings Ltd.	198,240	2,133
Benesse Holdings Inc.	49,100	2,129
* Mitsubishi Materials Corp.	733,000	2,111
Isuzu Motors Ltd.	774,000	2,098
Bank of Kyoto Ltd.	227,000	2,093
Joyo Bank Ltd.	467,000	2,087
Hokuhoku Financial Group Inc.	930,100	2,045
Stanley Electric Co. Ltd.	104,300	2,029
Kyowa Hakko Kirin Co. Ltd.	195,000	2,014
Lawson Inc.	46,500	1,986
Fuji Heavy Industries Ltd.	382,000	1,982
* Dai-ichi Life Insurance Co. Ltd.	1,320	1,977
Takashimaya Co. Ltd.	234,860	1,931
* Elpida Memory Inc.	97,089	1,916
Kurita Water Industries Ltd.	67,200	1,906
Sekisui Chemical Co. Ltd.	281,000	1,905
Oriental Land Co. Ltd.	27,000	1,884
Toyo Seikan Kaisha Ltd.	105,600	1,871
Hachijuni Bank Ltd.	325,600	1,856
Shimizu Corp.	444,000	1,856
Jupiter Telecommunications Co. Ltd.	1,582	1,829
Nippon Paper Group Inc.	70,800	1,822
Showa Denko KK	802,000	1,810
IHI Corp.	978,000	1,792
THK Co. Ltd.	80,600	1,762
TonenGeneral Sekiyu KK	208,000	1,758
Sankyo Co. Ltd.	35,300	1,748
Sumco Corp.	81,660	1,741
Sega Sammy Holdings Inc.	142,988	1,732
Fukuoka Financial Group Inc.	398,800	1,697
Nissin Foods Holdings Co. Ltd.	50,200	1,690
Credit Saison Co. Ltd.	108,500	1,684
Shimano Inc.	37,500	1,662
* Sanyo Electric Co. Ltd.	1,028,000	1,651
Mitsubishi Gas Chemical Co. Inc.	271,000	1,636
Hisamitsu Pharmaceutical Co. Inc.	43,900	1,634
Taisei Corp.	734,000	1,619
Mitsubishi Rayon Co. Ltd.	382,000	1,614
Nishi-Nippon City Bank Ltd.	542,000	1,603
Nippon Meat Packers Inc.	126,000	1,594
Sony Financial Holdings Inc.	480	1,578
Kajima Corp.	637,000	1,563
* Kawasaki Kisen Kaisha Ltd.	389,000	1,554
Yokogawa Electric Corp.	176,200	1,539
Suruga Bank Ltd.	170,000	1,523
Gunma Bank Ltd.	274,000	1,517
NTN Corp.	333,000	1,506

Yamaha Corp.	116,000	1,500
JTEKT Corp.	126,600	1,499
Citizen Holdings Co. Ltd.	217,800	1,492
TOTO Ltd.	218,000	1,488
Hiroshima Bank Ltd.	349,200	1,478
Namco Bandai Holdings Inc.	150,800	1,471
Nitori Co. Ltd.	19,300	1,465
Santen Pharmaceutical Co. Ltd.	48,700	1,465
Yakult Honsha Co. Ltd.	54,000	1,457
J Front Retailing Co. Ltd.	244,200	1,439
MEIJI Holdings Co. Ltd.	37,054	1,438
Mitsubishi UFJ Lease & Finance Co. Ltd.	38,890	1,417
Taiyo Nippon Sanso Corp.	144,000	1,410
Keisei Electric Railway Co. Ltd.	227,000	1,383
Tokyu Land Corp.	360,000	1,378
Brother Industries Ltd.	113,000	1,369
Nomura Research Institute Ltd.	59,700	1,361
Mitsui Engineering & Shipbuilding Co. Ltd.	545,000	1,360
Toho Gas Co. Ltd.	247,000	1,349
Nippon Sheet Glass Co. Ltd.	454,000	1,343
Konami Corp.	69,300	1,337
Mitsui Chemicals Inc.	441,000	1,337
77 Bank Ltd.	233,000	1,332
Ube Industries Ltd.	511,000	1,312
Marui Group Co. Ltd.	180,600	1,310
Sojitz Corp.	671,800	1,302
NGK Spark Plug Co. Ltd.	95,000	1,294
All Nippon Airways Co. Ltd.	452,317	1,293
Mizuho Securities Co. Ltd.	408,000	1,292
Aioi Insurance Co. Ltd.	250,000	1,286
GS Yuasa Corp.	190,000	1,285
Casio Computer Co. Ltd.	166,300	1,281
Seiko Epson Corp.	81,100	1,262
Dowa Holdings Co. Ltd.	207,600	1,252
Hitachi Construction Machinery Co. Ltd.	52,800	1,250
Toho Co. Ltd.	77,300	1,246
Toyoda Gosei Co. Ltd.	44,100	1,238
Daihatsu Motor Co. Ltd.	129,000	1,233
Sapporo Hokuyo Holdings Inc.	269,000	1,230
Suzuken Co. Ltd.	34,760	1,227
Nisshin Seifun Group Inc.	94,900	1,226
Chugoku Bank Ltd.	89,000	1,203
Aeon Mall Co. Ltd.	56,800	1,200
Tsumura & Co.	41,200	1,197
Yamaguchi Financial Group Inc.	108,000	1,183
Iyo Bank Ltd.	123,000	1,171
Toyo Suisan Kaisha Ltd.	45,000	1,164
Mitsui Mining & Smelting Co. Ltd.	387,000	1,161
NOK Corp.	77,000	1,160
Yaskawa Electric Corp.	124,000	1,136
Fuji Electric Holdings Co. Ltd.	415,000	1,134
Nisshin Steel Co. Ltd.	531,000	1,109
Hitachi Chemical Co. Ltd.	50,500	1,094
Sumitomo Rubber Industries Ltd.	121,600	1,074
Kamigumi Co. Ltd.	131,000	1,055
Dena Co. Ltd.	142	1,051
Nomura Real Estate Holdings Inc.	68,071	1,051
Minebea Co. Ltd.	172,000	1,048

Dainippon Sumitomo Pharma Co. Ltd.	112,500	1,032
NHK Spring Co. Ltd.	112,000	1,029
Koito Manufacturing Co. Ltd.	67,712	1,008
Taiheiyo Cement Corp.	701,000	1,006
Daicel Chemical Industries Ltd.	146,000	1,005
Sysmex Corp.	17,000	998
Rinnai Corp.	18,800	988
Shimadzu Corp.	123,000	987
Tokyo Tatemono Co. Ltd.	273,000	984
Denki Kagaku Kogyo KK	227,000	977
Kaneka Corp.	150,000	973
Kikkoman Corp.	83,000	973
Shimamura Co. Ltd.	10,700	949
Nissan Chemical Industries Ltd.	67,000	938
Ushio Inc.	54,300	923
Hakuhodo DY Holdings Inc.	17,410	918
FamilyMart Co. Ltd.	28,800	917
Toyota Boshoku Corp.	46,900	902
Mitsumi Electric Co. Ltd.	40,200	881
Mabuchi Motor Co. Ltd.	14,900	859
Medipal Holdings Corp.	72,000	854
Hitachi Metals Ltd.	81,000	853
Kansai Paint Co. Ltd.	104,000	850
Oracle Corp. Japan	18,200	845
Idemitsu Kosan Co. Ltd.	10,809	820
Tokuyama Corp.	147,000	815
USS Co. Ltd.	11,960	814
Air Water Inc.	70,805	811
Alfresa Holdings Corp.	18,000	776
Hitachi High-Technologies Corp.	32,951	757
* Mizuho Trust & Banking Co. Ltd.	741,000	747
Chiyoda Corp.	74,809	743
Aeon Credit Service Co. Ltd.	62,210	739
Asics Corp.	74,596	730
Cosmo Oil Co. Ltd.	298,000	722
Mitsubishi Logistics Corp.	58,000	722
Shinsei Bank Ltd.	578,014	701
Sapporo Holdings Ltd.	131,000	685
Square Enix Holdings Co. Ltd.	30,400	666
Yamato Kogyo Co. Ltd.	20,000	665
Yamazaki Baking Co. Ltd.	53,000	657
Matsui Securities Co. Ltd.	91,100	652
Jafco Co. Ltd.	24,700	650
Obic Co. Ltd.	3,570	649
McDonald's Holdings Co. Japan Ltd.	31,800	646
Nisshinbo Holdings Inc.	61,000	632
Showa Shell Sekiyu KK	92,900	629
Tosoh Corp.	245,000	623
Acom Co. Ltd.	37,858	620
UNY Co. Ltd.	74,000	613
Senshu Ikeda Holdings Inc.	332,000	604
Fuji Media Holdings Inc.	399	592
Kinden Corp.	66,000	579
Daido Steel Co. Ltd.	132,000	556
Hino Motors Ltd.	124,000	524
Nissha Printing Co. Ltd.	13,183	515
Aozora Bank Ltd.	346,000	490
Otsuka Corp.	7,560	481

Tokyo Steel Manufacturing Co. Ltd.	36,900	463
Ito En Ltd.	28,100	435
Shinko Electric Industries Co. Ltd.	25,173	391
Coca-Cola West Co. Ltd.	23,200	379
Canon Marketing Japan Inc.	25,600	349
Itochu Techno-Solutions Corp.	9,900	325
Maruichi Steel Tube Ltd.	15,100	306
Nissay Dowa General Insurance Co. Ltd.	59,000	304
ABC-Mart Inc.	8,600	275
		1,386,240
Netherlands (2.8%)
Unilever NV	980,371	29,659
* ING Groep NV	2,215,020	21,946
Koninklijke Philips Electronics NV	588,987	18,898
Koninklijke KPN NV	1,012,685	16,070
Koninklijke Ahold NV	729,270	9,725
ASML Holding NV	269,449	9,553
Akzo Nobel NV	145,881	8,309
Heineken NV	153,185	7,867
Royal Dutch Shell PLC Class A	260,164	7,524
* Aegon NV	961,342	6,563
TNT NV	228,216	6,536
Reed Elsevier NV	451,225	5,476
Koninklijke DSM NV	96,707	4,308
Wolters Kluwer NV	157,067	3,403
Heineken Holding NV	70,722	3,147
* Randstad Holding NV	65,798	3,125
Fugro NV	38,160	2,490
Corio NV	35,136	2,345
SBM Offshore NV	89,306	1,784
Koninklijke Vopak NV	17,013	1,338
Koninklijke Boskalis Westminster NV	34,733	1,329
		171,395
New Zealand (0.1%)
Fletcher Building Ltd.	343,845	2,037
Telecom Corp. of New Zealand Ltd.	1,251,386	1,924
Sky City Entertainment Group Ltd.	434,200	992
Contact Energy Ltd.	198,348	901
Auckland International Airport Ltd.	568,589	783
		6,637
Norway (0.8%)
Statoil ASA	679,291	15,807
* Telenor ASA	507,414	6,886
* DnB NOR ASA	521,277	5,962
Yara International ASA	117,402	5,104
Orkla ASA	475,689	4,209
Seadrill Ltd.	174,459	4,083
* Norsk Hydro ASA	427,000	3,260
* Renewable Energy Corp. ASA	169,009	791
		46,102
Portugal (0.3%)
EDP - Energias de Portugal SA	1,113,386	4,424
Portugal Telecom SGPS SA	362,415	4,045
Banco Comercial Portugues SA	1,629,101	1,809
Galp Energia SGPS SA Class B	93,528	1,624
* Banco Espirito Santo SA	255,527	1,379

* EDP Renovaveis SA	152,968	1,195
Jeronimo Martins SGPS SA	103,659	1,050
Brisa Auto-Estradas de Portugal SA	119,537	1,013
Cimpor Cimentos de Portugal SGPS SA	114,790	866
		17,405
Singapore (1.5%)
DBS Group Holdings Ltd.	1,086,123	11,074
Singapore Telecommunications Ltd.	4,862,290	10,999
United Overseas Bank Ltd.	765,504	10,490
Oversea-Chinese Banking Corp. Ltd.	1,635,300	10,163
CapitaLand Ltd.	1,748,000	4,949
Keppel Corp. Ltd.	742,276	4,835
Singapore Airlines Ltd.	343,710	3,731
Wilmar International Ltd.	737,000	3,522
Singapore Exchange Ltd.	585,000	3,194
Singapore Press Holdings Ltd.	1,063,250	2,901
City Developments Ltd.	327,000	2,473
Fraser and Neave Ltd.	698,650	2,393
Noble Group Ltd.	1,091,400	2,383
* Genting Singapore PLC	3,120,000	1,971
Olam International Ltd.	1,044,200	1,929
* Golden Agri-Resources Ltd.	4,503,831	1,863
Singapore Technologies Engineering Ltd.	709,906	1,616
ComfortDelgro Corp. Ltd.	1,442,000	1,606
SembCorp Industries Ltd.	514,660	1,515
* CapitaMalls Asia Ltd.	921,000	1,488
Jardine Cycle & Carriage Ltd.	63,037	1,322
SembCorp Marine Ltd.	423,600	1,266
UOL Group Ltd.	372,750	1,038
Yangzijiang Shipbuilding Holdings Ltd.	803,000	665
Neptune Orient Lines Ltd.	421,250	605
StarHub Ltd.	297,000	486
Cosco Corp. Singapore Ltd.	474,000	419
* Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	236,188	21
		90,917
Spain (3.9%)
Banco Santander SA	4,960,176	65,792
Telefonica SA	2,552,052	60,470
Banco Bilbao Vizcaya Argentaria SA	2,142,506	29,299
Iberdrola SA	2,215,279	18,758
Repsol YPF SA	448,135	10,616
Inditex SA	131,806	8,693
Banco Popular Espanol SA	531,443	3,909
ACS Actividades de Construccion y Servicios SA	82,851	3,823
Red Electrica Corp. SA	68,147	3,657
Abertis Infraestructuras SA	176,837	3,406
Banco de Sabadell SA	521,511	2,880
Criteria Caixacorp SA	542,747	2,693
Ferrovial SA	276,613	2,688
Gas Natural SDG SA	140,027	2,583
Enagas	101,206	2,217
Iberdrola Renovables SA	519,752	2,156
Acciona SA	16,389	1,816
Acerinox SA	91,072	1,793
Gamesa Corp. Tecnologica SA	117,355	1,607
Mapfre SA	408,253	1,497
Bankinter SA	171,775	1,432

Indra Sistemas SA	65,001	1,332
Zardoya Otis SA	73,306	1,271
Gestevision Telecinco SA	70,056	1,100
Grifols SA	64,821	968
Fomento de Construcciones y Contratas SA	26,399	965
* Iberia Lineas Aereas de Espana SA	245,894	859
Banco de Valencia SA	105,969	677
* Sacyr Vallehermoso SA	44,327	390
		239,347
Sweden (2.8%)
Hennes & Mauritz AB Class B	310,000	20,158
Nordea Bank AB	1,953,374	19,255
Telefonaktiebolaget LM Ericsson Class B	1,809,343	18,973
TeliaSonera AB	1,432,197	10,169
Svenska Handelsbanken AB Class A	300,170	8,807
Sandvik AB	619,016	7,733
Volvo AB Class B	717,850	7,224
Atlas Copco AB Class A	415,214	6,435
* Skandinaviska Enskilda Banken AB Class A	896,076	5,708
SKF AB	272,136	4,834
Svenska Cellulosa AB Class B	336,040	4,738
Millicom International Cellular SA	50,060	4,479
Skanska AB Class B	234,649	4,262
Atlas Copco AB Class B	283,710	3,974
Assa Abloy AB Class B	188,800	3,693
* Swedbank AB Class A	356,450	3,650
Swedish Match AB	146,903	3,511
Electrolux AB Class B	152,751	3,499
Alfa Laval AB	232,600	3,422
Getinge AB	140,015	3,357
Tele2 AB	180,883	3,016
Scania AB Class B	184,759	2,925
Securitas AB Class B	240,240	2,561
SSAB AB Class A	140,219	2,521
Volvo AB Class A	254,052	2,518
Kinnevik Investment AB Class B	130,801	2,410
Ratos AB	58,170	1,928
* Husqvarna AB	229,072	1,667
* Lundin Petroleum AB	192,300	1,628
Holmen AB	48,499	1,306
SSAB AB Class B	57,508	934
		171,295
Switzerland (7.9%)
Nestle SA	2,090,419	107,117
Novartis AG	1,272,022	68,809
Roche Holding AG	423,513	68,783
* UBS AG	2,153,166	35,027
Credit Suisse Group AG	678,922	34,946
ABB Ltd.	1,331,053	29,098
Zurich Financial Services AG	89,017	22,832
Syngenta AG	57,260	15,900
Cie Financiere Richemont SA	319,631	12,394
Holcim Ltd.	149,561	11,146
* Swiss Reinsurance Co. Ltd.	215,578	10,577
Swatch Group AG (Bearer)	19,247	6,138
Swisscom AG	14,779	5,398
Julius Baer Group Ltd.	131,499	4,760

SGS SA	3,159	4,360
Synthes Inc.	34,648	4,329
Geberit AG	23,417	4,190
Adecco SA	71,234	4,044
Givaudan SA	4,423	3,879
Sonova Holding AG	28,668	3,558
Kuehne & Nagel International AG	31,048	3,137
* Actelion Ltd.	62,231	2,829
Schindler Holding AG (Bearer)	32,062	2,820
Swiss Life Holding AG	20,611	2,703
Lonza Group AG	32,490	2,654
Baloise-Holding AG	28,575	2,534
Nobel Biocare Holding AG	86,159	2,302
Lindt & Spruengli AG	74	2,003
Swatch Group AG (Registered)	29,482	1,755
GAM Holding Ltd.	137,969	1,692
* Logitech International SA	102,470	1,689
Lindt & Spruengli AG	591	1,398
Aryzta AG	29,476	1,291
Straumann Holding AG	4,560	1,134
Schindler Holding AG	10,395	902
Aryzta AG	14,448	627
BKW FMB Energie AG	6,468	481
		489,236
United Kingdom (20.9%)
BP PLC	11,306,459	107,017
HSBC Holdings PLC	10,500,261	106,409
Vodafone Group PLC	31,571,910	73,023
GlaxoSmithKline PLC	3,133,926	60,155
Royal Dutch Shell PLC Class A	1,881,276	54,543
Rio Tinto PLC	824,249	48,728
BHP Billiton PLC	1,318,938	45,079
Royal Dutch Shell PLC Class B	1,629,767	44,929
British American Tobacco PLC	1,206,108	41,581
AstraZeneca PLC	876,692	39,088
Barclays PLC	6,855,327	37,328
BG Group PLC	2,032,762	35,203
* Anglo American PLC	785,586	34,196
Standard Chartered PLC	1,217,190	33,177
Tesco PLC	4,735,719	31,310
Diageo PLC	1,514,661	25,466
Unilever PLC	776,860	22,742
* Xstrata PLC	1,147,796	21,724
* Lloyds Banking Group PLC	22,828,757	21,677
Reckitt Benckiser Group PLC	367,888	20,213
Imperial Tobacco Group PLC	615,480	18,779
SABMiller PLC	573,428	16,819
National Grid PLC	1,488,290	14,488
Centrica PLC	3,102,804	13,854
Prudential PLC	1,524,115	12,608
BAE Systems PLC	2,148,954	12,116
Tullow Oil PLC	541,267	10,271
Rolls-Royce Group PLC	1,129,639	10,228
Aviva PLC	1,651,772	9,649
Scottish & Southern Energy PLC	557,636	9,324
BT Group PLC	4,711,633	8,844
Compass Group PLC	1,087,018	8,678

WPP PLC	772,646	7,995
Pearson PLC	498,903	7,821
Shire PLC	344,386	7,590
* Royal Bank of Scotland Group PLC	10,441,570	6,917
British Sky Broadcasting Group PLC	700,553	6,400
Experian PLC	629,964	6,195
* Old Mutual PLC	3,259,790	6,056
Reed Elsevier PLC	751,954	5,989
WM Morrison Supermarkets PLC	1,239,660	5,519
Marks & Spencer Group PLC	966,546	5,432
Smith & Nephew PLC	542,666	5,419
* Cairn Energy PLC	854,332	5,410
Legal & General Group PLC	3,652,023	4,870
Land Securities Group PLC	469,273	4,825
Kingfisher PLC	1,459,111	4,751
International Power PLC	945,068	4,589
Capita Group PLC	384,449	4,415
Smiths Group PLC	243,748	4,205
* Wolseley PLC	168,441	4,070
Next PLC	122,344	4,019
Randgold Resources Ltd.	51,919	3,984
Standard Life PLC	1,311,028	3,982
Man Group PLC	1,069,582	3,915
British Land Co. PLC	536,669	3,912
Carnival PLC	94,493	3,879
RSA Insurance Group PLC	1,956,597	3,788
J Sainsbury PLC	737,050	3,667
United Utilities Group PLC	425,567	3,612
Johnson Matthey PLC	135,829	3,606
Antofagasta PLC	227,056	3,585
* Autonomy Corp. PLC	124,968	3,454
Associated British Foods PLC	223,394	3,320
Vedanta Resources PLC	78,533	3,307
Burberry Group PLC	278,344	3,017
* Lonmin PLC	97,152	3,008
Sage Group PLC	826,402	3,000
G4S PLC	727,499	2,888
Inmarsat PLC	248,279	2,847
Cobham PLC	717,974	2,800
3i Group PLC	629,336	2,777
Severn Trent PLC	151,013	2,738
* Kazakhmys PLC	117,650	2,720
Hammerson PLC	453,184	2,704
Eurasian Natural Resources Corp. PLC	146,616	2,649
Invensys PLC	511,531	2,642
AMEC PLC	210,826	2,556
Serco Group PLC	277,639	2,533
Liberty International PLC	324,750	2,477
Rexam PLC	553,671	2,461
Petrofac Ltd.	132,671	2,420
Segro PLC	475,289	2,309
Bunzl PLC	208,870	2,286
Intercontinental Hotels Group PLC	145,555	2,278
Investec PLC	276,402	2,260
Whitbread PLC	99,273	2,222
Admiral Group PLC	104,652	2,098
Thomas Cook Group PLC	506,139	2,073
* Cable & Wireless Worldwide	1,481,767	2,069

Tax-Managed International Fund

Tomkins PLC	571,141	2,046
Home Retail Group PLC	496,354	2,042
ICAP PLC	347,614	1,971
* Resolution Ltd.	1,509,499	1,879
Schroders PLC	82,760	1,768
Balfour Beatty PLC	381,773	1,696
Firstgroup PLC	267,437	1,457
Fresnillo PLC	110,492	1,423
* British Airways PLC	384,298	1,421
TUI Travel PLC	306,196	1,403
Drax Group PLC	222,915	1,265
London Stock Exchange Group PLC	105,898	1,142
		1,293,089
Total Common Stocks (Cost $5,831,863)		6,178,875
Other Assets and Liabilities-Net (0.0%)		(723)
Net Assets (100%)		6,178,152
* Non-income-producing security.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Tax-Managed International Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,777	6,170,023	75
Total	8,777	6,170,023	75

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended March 31, 2010:

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2009	80
Change in Unrealized Appreciation (Depreciation)	(5)
Balance as of March 31, 2010	75

D. At March 31, 2010, the cost of investment securities for tax purposes was $5,831,863,000. Net unrealized appreciation of investment securities for tax purposes was $347,012,000, consisting of unrealized gains of $735,292,000 on securities that had risen in value since their purchase and $388,280,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 21, 2010
VANGUARD TAX-MANAGED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 21, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.